The Income Fund of America®
Investment portfolio
October 31, 2021
unaudited
Common stocks 73.48% Financials 14.73%	Shares	Value (000)
JPMorgan Chase & Co.	21,277,465	$3,614,829
CME Group, Inc., Class A	9,336,778	2,059,226
PNC Financial Services Group, Inc.	6,467,730	1,364,885
Blackstone, Inc., nonvoting shares	5,216,000	721,999
Synchrony Financial	14,748,551	685,070
Bank of Nova Scotia (CAD denominated)	10,157,300	665,937
Toronto-Dominion Bank (CAD denominated)	9,054,618	657,294
Citigroup, Inc.	8,995,500	622,129
Zurich Insurance Group AG1	1,389,785	617,104
BlackRock, Inc.	615,300	580,511
Fifth Third Bancorp	11,563,000	503,337
Ares Management Corp., Class A	5,143,000	435,818
Apollo Global Management, Inc., Class A	5,551,808	427,212
American International Group, Inc.	6,070,558	358,709
Power Corporation of Canada, subordinate voting shares	10,566,953	351,947
Manulife Financial Corp.	17,780,000	346,377
KeyCorp	14,220,000	330,899
ING Groep NV1	21,729,000	329,842
Progressive Corp.	3,299,105	313,019
Münchener Rückversicherungs-Gesellschaft AG1	937,700	277,752
Regions Financial Corp.	10,069,900	238,455
DBS Group Holdings, Ltd.[1]	9,960,844	232,113
Skandinaviska Enskilda Banken AB, Class A1	14,516,000	227,261
Carlyle Group, Inc.	3,983,000	223,645
B3 SA-Brasil, Bolsa, Balcao	105,348,000	222,314
Legal & General Group PLC[1]	51,001,300	201,813
Principal Financial Group, Inc.	2,741,500	183,927
Banco Santander, SA1	47,000,000	178,459
DNB Bank ASA[1,2]	7,144,448	170,245
AXA SA1	5,748,244	167,327
Franklin Resources, Inc.	4,753,503	149,688
Tryg A/S1	5,655,528	134,092
Ping An Insurance (Group) Company of China, Ltd., Class H1	17,084,500	123,026
BNP Paribas SA1	1,830,000	122,764
Sberbank of Russia PJSC (ADR)[1]	5,671,000	113,732
KBC Groep NV1	1,139,940	106,390
Janus Henderson Group PLC	2,224,000	103,416
St. James’s Place PLC[1]	4,329,000	93,749
Morgan Stanley	808,625	83,111
National Bank of Canada	920,000	76,166
BOC Hong Kong (Holdings), Ltd.[1]	22,180,000	70,516
Swedbank AB, Class A1	2,677,000	58,132
China Pacific Insurance (Group) Co., Ltd., Class H1	16,885,000	52,178
Postal Savings Bank of China Co., Ltd., Class H1	67,588,164	49,362
Islandsbanki hf.[1,3]	49,182,722	47,993
PICC Property and Casualty Co., Ltd., Class H1	37,658,000	35,301
The Income Fund of America — Page 1 of 52

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Qualitas Controladora, SAB de CV	7,330,608	$33,958
Truist Financial Corp.	396,000	25,134
The Bank of N.T. Butterfield & Son, Ltd.	400,000	14,360
BB Seguridade Participações SA	3,300,000	12,916
Brookfield Asset Management, Inc., Class A	207,530	12,533
ICICI Securities, Ltd.[1]	1,073,708	10,583
Jonah Energy Parent LLC[1,3,4]	275,936	5,933
		18,844,488
Consumer staples 9.61%
Philip Morris International, Inc.	32,519,427	3,074,387
General Mills, Inc.	22,479,017	1,389,203
Altria Group, Inc.	30,325,965	1,337,678
PepsiCo, Inc.	7,472,250	1,207,516
Procter & Gamble Company	5,892,989	842,638
Kraft Heinz Company	20,372,607	731,173
Kimberly-Clark Corp.	4,975,060	644,221
Coca-Cola Company	10,544,890	594,415
Nestlé SA1	4,237,617	559,748
British American Tobacco PLC[1]	13,202,297	459,158
Kellogg Co.	7,040,000	431,552
Archer Daniels Midland Company	5,591,200	359,179
Walgreens Boots Alliance, Inc.	5,100,000	239,802
Bunge, Ltd.	1,674,000	155,079
Conagra Brands, Inc.	4,730,100	152,309
Scandinavian Tobacco Group A/S1	2,636,362	59,253
Unilever PLC (GBP denominated)[1]	909,300	48,663
Vector Group, Ltd.	1,000,000	13,260
		12,299,234
Information technology 8.11%
Broadcom, Inc.	5,780,912	3,073,538
Microsoft Corp.	8,500,800	2,819,035
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	98,426,500	2,082,965
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,543,000	175,439
Texas Instruments, Inc.	3,120,000	584,938
Cisco Systems, Inc.	8,500,000	475,745
Tokyo Electron, Ltd.[1]	523,500	244,058
Intel Corp.	4,800,000	235,200
Vanguard International Semiconductor Corp.[1]	38,129,886	199,893
MediaTek, Inc.[1]	5,289,000	174,853
QUALCOMM, Inc.	747,000	99,381
NortonLifeLock, Inc.	3,528,359	89,797
Western Union Company	2,910,121	53,022
GlobalWafers Co., Ltd.[1]	1,600,000	44,039
FDM Group (Holdings) PLC[1]	1,482,855	24,470
		10,376,373
Health care 7.32%
Pfizer, Inc.	56,670,900	2,478,785
Gilead Sciences, Inc.	24,824,650	1,610,623
AstraZeneca PLC[1]	12,283,100	1,532,611
CVS Health Corp.	8,763,349	782,392
Novartis AG1	8,952,220	740,844
Johnson & Johnson	2,995,000	487,826
The Income Fund of America — Page 2 of 52

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
GlaxoSmithKline PLC[1]	21,738,924	$451,680
Merck & Co., Inc.	4,551,232	400,736
Bristol-Myers Squibb Company	4,100,000	239,440
AbbVie, Inc.	1,800,000	206,406
Amgen, Inc.	472,887	97,873
Bayer AG1	1,623,000	91,319
Takeda Pharmaceutical Company, Ltd.[1]	3,137,000	88,099
Sanofi[1]	803,000	80,381
Rotech Healthcare, Inc.[1,3,4,5,6]	543,172	58,663
Organon & Co.[3]	264,123	9,707
Viatris, Inc.	444,981	5,940
		9,363,325
Real estate 6.98%
Crown Castle International Corp. REIT	9,656,613	1,741,087
Digital Realty Trust, Inc. REIT	9,204,000	1,452,483
Gaming and Leisure Properties, Inc. REIT[5]	16,512,095	800,672
Iron Mountain, Inc. REIT	13,695,000	625,040
VICI Properties, Inc. REIT[2]	21,074,900	618,548
MGM Growth Properties LLC REIT, Class A5	11,510,300	453,276
Camden Property Trust REIT	2,580,285	420,844
Regency Centers Corp. REIT	5,780,000	406,970
Public Storage REIT	1,138,000	378,021
Prologis, Inc. REIT	2,051,600	297,400
American Tower Corp. REIT	842,000	237,419
Lamar Advertising Co. REIT, Class A	2,003,322	226,776
Extra Space Storage, Inc. REIT	983,000	194,015
Boston Properties, Inc. REIT	1,623,365	184,479
Federal Realty Investment Trust REIT	1,500,000	180,525
Mid-America Apartment Communities, Inc. REIT	811,000	165,614
Douglas Emmett, Inc. REIT	4,597,000	150,230
Simon Property Group, Inc. REIT	1,000,000	146,580
Longfor Group Holdings, Ltd.[1]	29,526,000	143,147
Americold Realty Trust REIT	1,720,000	50,688
Samhallsbyggnadsbolaget i Norden AB, Class B1	3,544,000	23,792
China SCE Property Holdings, Ltd.[1]	71,000,000	22,131
Selvaag Bolig ASA[1]	1,912,218	11,748
		8,931,485
Industrials 5.73%
Lockheed Martin Corp.	4,354,342	1,447,035
Emerson Electric Co.	9,844,265	954,992
BAE Systems PLC[1]	114,174,498	860,869
Norfolk Southern Corp.	2,122,453	621,985
Honeywell International, Inc.	2,426,500	530,481
United Parcel Service, Inc., Class B	1,640,000	350,091
Kone OYJ, Class B1	4,785,940	325,732
Raytheon Technologies Corp.	3,211,174	285,345
AB Volvo, Class B1	11,364,000	265,003
ManpowerGroup, Inc.[5]	2,722,832	263,162
Deutsche Post AG1	4,245,000	262,418
Hubbell, Inc.	1,303,000	259,779
Watsco, Inc.	774,800	224,367
General Dynamics Corp.	1,000,000	202,750
Cummins, Inc.	600,000	143,904
The Income Fund of America — Page 3 of 52

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
PACCAR, Inc.	969,000	$86,842
New AMI I, LLC[1,3,4,5]	8,173,633	73,317
Inwido AB1	1,850,000	33,903
ACS, Actividades de Construcción y Servicios, SA1	1,149,831	30,147
Intrum AB1,2	900,000	25,501
Singapore Technologies Engineering, Ltd.[1]	8,496,000	24,193
Illinois Tool Works, Inc.	100,000	22,787
Regal Rexnord Corp.	134,000	20,412
Coor Service Management Holding AB1	1,750,000	16,972
		7,331,987
Utilities 5.30%
DTE Energy Company[5]	9,624,145	1,090,897
Enel SpA[1]	127,322,810	1,066,514
Duke Energy Corp.	9,406,165	959,523
Brookfield Infrastructure Partners LP5	15,653,448	921,550
National Grid PLC[1]	43,936,822	562,042
AES Corp.	18,453,000	463,724
Southern Co.	6,115,514	381,119
Public Service Enterprise Group, Inc.	5,973,000	381,077
Dominion Energy, Inc.	3,767,000	286,028
Entergy Corp.	1,373,501	141,498
CMS Energy Corp.	1,715,700	103,543
Edison International	1,468,100	92,388
Guangdong Investment, Ltd.[1]	68,839,000	86,786
Black Hills Corp.	1,105,000	73,350
American Electric Power Company, Inc.	822,700	69,691
Xcel Energy, Inc.	826,000	53,351
Exelon Corp.	475,000	25,265
Engie SA1	1,500,000	21,344
Vistra Corp.	70,873	1,388
		6,781,078
Consumer discretionary 4.64%
Home Depot, Inc.	4,572,800	1,699,892
Darden Restaurants, Inc.[5]	7,704,100	1,110,469
Target Corp.	4,003,220	1,039,316
Restaurant Brands International, Inc.	9,070,000	513,725
General Motors Company[3]	5,618,000	305,788
Hasbro, Inc.	3,125,900	299,336
Stellantis NV1	14,320,490	285,779
Industria de Diseño Textil, SA1	4,560,000	164,875
Domino’s Pizza Group PLC[1,5]	30,671,123	162,687
Persimmon PLC[1]	3,350,000	124,889
Las Vegas Sands Corp.[3]	2,975,000	115,460
Puuilo OYJ[1,3,5]	5,509,640	52,015
Sands China, Ltd.[1,3]	8,703,800	19,851
Kindred Group PLC (SDR)[1]	1,255,000	17,582
Sonans Gruppen AS1,3,5	2,000,000	10,950
NMG Parent LLC[3]	67,256	10,223
MYT Holding Co., Class B1,3,4	2,070,418	9,576
		5,942,413
The Income Fund of America — Page 4 of 52

unaudited
Common stocks (continued) Energy 4.55%	Shares	Value (000)
Chevron Corp.	9,918,400	$1,135,558
TC Energy Corp. (CAD denominated)	15,942,000	862,409
ConocoPhillips	9,451,000	704,005
Exxon Mobil Corp.	9,893,000	637,802
Valero Energy Corp.	4,358,975	337,080
BP PLC[1]	67,775,559	325,277
Canadian Natural Resources, Ltd. (CAD denominated)	7,628,000	324,202
Enbridge, Inc.	6,526,000	273,178
Baker Hughes Co., Class A	9,737,000	244,204
Coterra Energy, Inc.	11,333,912	241,639
Diamondback Energy, Inc.	1,444,000	154,782
DT Midstream, Inc.	2,770,844	132,890
Chesapeake Energy Corp.	2,075,396	132,286
EOG Resources, Inc.	1,092,000	100,966
Pioneer Natural Resources Company	337,000	63,012
Royal Dutch Shell PLC, Class B (ADR)	852,700	39,088
Rattler Midstream LP	2,859,750	34,517
Oasis Petroleum, Inc.	193,441	23,329
Extraction Oil & Gas, Inc.[3]	327,104	21,795
Diamond Offshore Drilling, Inc.[3]	2,449,887	13,781
Diamond Offshore Drilling, Inc.[1,3,7]	856,478	4,432
Ascent Resources - Utica LLC, Class A1,3,4,6	110,214,618	14,328
California Resources Corp.[3]	104,121	4,803
Tapstone Energy, LLC[1,3,4,7]	66,043	343
Mesquite Energy, Inc.[1,3,4]	25,913	155
McDermott International, Ltd.[3]	156,914	63
		5,825,924
Communication services 3.28%
Verizon Communications, Inc.	27,474,000	1,455,847
SoftBank Corp.[1]	54,921,643	750,027
Koninklijke KPN NV1,5	212,028,139	634,107
BCE, Inc.	8,739,050	449,875
Publicis Groupe SA1	6,099,000	409,381
TELUS Corp.	11,167,599	256,180
AT&T, Inc.	9,400,000	237,444
Cumulus Media, Inc., Class A3	217,442	2,701
Clear Channel Outdoor Holdings, Inc.[3]	152,827	443
		4,196,005
Materials 3.23%
Rio Tinto PLC[1]	13,630,220	849,281
Dow, Inc.	13,741,138	769,092
Vale SA, ordinary nominative shares	34,944,400	443,384
LyondellBasell Industries NV	4,530,830	420,552
Packaging Corporation of America	2,978,366	409,138
BASF SE1	4,804,000	345,921
Air Products and Chemicals, Inc.	894,928	268,308
BHP Group PLC[1]	8,348,000	221,759
Nucor Corp.	1,029,500	114,944
Newmont Corp.	2,048,800	110,635
Polymetal International PLC[1]	4,962,000	92,059
Verallia SAS[1,3]	1,009,854	37,348
The Income Fund of America — Page 5 of 52

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Evonik Industries AG1	934,056	$30,272
Fortescue Metals Group, Ltd.[1]	2,213,000	23,118
		4,135,811
Total common stocks (cost: $61,479,438,000)		94,028,123
Preferred securities 0.34% Information technology 0.19%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	4,384,000	240,632
Financials 0.15%
Citigroup, Inc., 7.681% preferred shares	2,245,277	61,633
Citigroup., Inc., Series K, 6.875% noncumulative preferred depositary shares	2,145,767	60,854
Goldman Sachs Group, Inc., Series J, 5.50% preferred depositary shares	1,200,000	32,256
PNC Financial Services Group, Inc., Series P, 6.125% noncumulative preferred depositary shares	1,000,000	25,720
Wells Fargo & Company, Series Q, Class A, 5.85% noncumulative preferred depositary shares	555,913	14,982
		195,445
Industrials 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[1,3,4,7]	3,260	2,293
Consumer discretionary 0.00%
MYT Holdings LLC, Series A, preferred shares, 10.00% 2029	1,427,896	1,519
Real estate 0.00%
Brookfield Property Preferred LP, Series 1, 6.25% preferred shares	21,809	542
Total preferred securities (cost: $407,201,000)		440,431
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[1,3]	75,844	2,282
Energy 0.00%
Sable Permian Resources, LLC, Class A, warrants, expire 2024[1,3,4]	17,183	—[8]
Utilities 0.00%
Vistra Energy Corp., rights[1,3,4,7]	1,138	—[8]
Total rights & warrants (cost: $460,000)		2,282
The Income Fund of America — Page 6 of 52

unaudited
Convertible stocks 1.31% Health care 0.51%	Shares	Value (000)
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	150,000	$312,787
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	82,100	136,348
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023	2,950,000	155,170
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	449,460	52,605
		656,910
Utilities 0.29%
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	3,420,300	186,304
AES Corp., convertible preferred units, 6.875% 2024	1,043,000	105,353
DTE Energy Company, convertible preferred units, 6.25% 2022[5]	902,600	45,563
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	600,000	30,984
		368,204
Information technology 0.20%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	150,000	251,601
Financials 0.13%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	1,693,425	169,410
Consumer discretionary 0.11%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	700,288	135,296
Consumer staples 0.07%
Bunge, Ltd., 4.875% convertible preferred shares	689,900	87,700
Total convertible stocks (cost: $1,157,976,000)		1,669,121
Convertible bonds & notes 0.00% Energy 0.00%	Principal amount (000)
Mesquite Energy, Inc., convertible notes, 15.19% PIK 2023[1,4,7,9]	$557	557
Total convertible bonds & notes (cost: $556,000)		557
Bonds, notes & other debt instruments 20.82% Corporate bonds, notes & loans 14.23% Financials 2.21%
ACE INA Holdings, Inc. 2.875% 2022	765	781
ACE INA Holdings, Inc. 3.35% 2026	765	828
Advisor Group Holdings, LLC 6.25% 2028[7]	28,958	30,225
AerCap Holdings NV 4.50% 2023	10,000	10,608
AerCap Holdings NV 6.50% 2025	4,315	5,001
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023	9,000	9,004
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024	25,275	25,339
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	22,924	23,151
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	23,632	23,977
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	12,254	12,483
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	8,248	8,405
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	6,777	7,027
AG Merger Sub II, Inc. 10.75% 2027[7]	38,257	42,621
Alliant Holdings Intermediate, LLC 6.75% 2027[7]	23,936	24,744
The Income Fund of America — Page 7 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[7]	$10,965	$10,973
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[7]	20,165	20,289
Ally Financial, Inc. 8.00% 2031	11,764	16,493
American International Group, Inc. 2.50% 2025	25,000	25,979
American International Group, Inc. 3.40% 2030	4,100	4,444
American International Group, Inc. 4.375% 2050	3,450	4,304
AmWINS Group, Inc. 4.875% 2029[7]	6,375	6,363
Aretec Escrow Issuer, Inc. 7.50% 2029[7]	23,455	24,378
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[10,11]	6,070	6,070
AssuredPartners, Inc. 8.00% 2027[7]	19,114	20,141
AssuredPartners, Inc. 5.625% 2029[7]	9,385	9,326
AXA Equitable Holdings, Inc. 5.00% 2048	1,500	1,923
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[12]	8,245	8,393
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[12]	10,750	11,121
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[12]	7,500	7,378
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[12]	9,700	9,629
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[12]	6,295	6,269
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[12]	5,400	5,777
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[12]	18,116	17,925
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[12]	20,000	19,122
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[12]	44,701	43,768
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[12]	7,407	7,428
Bank of China, Ltd. (Hong Kong Branch) 3.875% 2025	359	387
Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	200	221
Bank of Nova Scotia 1.625% 2023	8,000	8,130
Berkshire Hathaway Finance Corp. 4.20% 2048	9,020	11,164
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[7,12]	5,750	5,975
BNP Paribas 3.375% 2025[7]	22,125	23,408
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[7,12]	22,950	23,371
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[7,12]	12,125	11,855
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[7,12]	6,375	6,264
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[7,12]	5,200	5,294
Castlelake Aviation Finance Designated Activity Co. 5.00% 2027[7]	17,550	17,523
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[12]	11,575	12,037
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[12]	7,300	7,692
Citigroup, Inc. 4.60% 2026	3,875	4,324
Citigroup, Inc. 3.668% 2028 (3-month USD-LIBOR + 1.39% on 7/24/2027)[12]	700	758
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[12]	2,400	2,506
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[12]	14,800	14,933
Citigroup, Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[12]	3,000	3,440
Citigroup, Inc., Series A, 5.95% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.068% on 1/30/2023)[12]	100	104
CME Group, Inc. 3.75% 2028	6,875	7,699
Coinbase Global, Inc. 3.375% 2028[7]	14,900	14,397
Coinbase Global, Inc. 3.625% 2031[7]	14,325	13,662
Commonwealth Bank of Australia 3.35% 2024	800	849
Commonwealth Bank of Australia 3.35% 2024[7]	675	717
Compass Diversified Holdings 5.25% 2029[7]	30,740	32,008
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[7,12]	10,675	10,784
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[7,12]	4,900	4,785
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[7,12]	4,750	4,861
Credit Suisse Group AG 3.80% 2023	14,925	15,631
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[7,12]	1,275	1,312
The Income Fund of America — Page 8 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[7,12]	$13,800	$13,972
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[7,12]	16,300	15,772
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,12]	1,975	2,138
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[7,12]	10,408	11,524
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[7,12]	15,601	15,896
Danske Bank AS 3.875% 2023[7]	9,604	10,105
Deutsche Bank AG 3.30% 2022	460	472
Deutsche Bank AG 5.00% 2022	3,875	3,923
Deutsche Bank AG 3.95% 2023	5,345	5,556
Deutsche Bank AG 0.898% 2024	7,500	7,451
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[12]	21,775	22,201
Deutsche Bank AG 3.70% 2024	12,650	13,386
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[12]	89,325	95,553
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[12]	37,898	38,093
Deutsche Bank AG 4.10% 2026	33,957	36,652
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[12]	6,450	6,830
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[12]	3,625	3,667
FS Energy and Power Fund 7.50% 2023[7]	30,250	31,501
GE Capital Funding, LLC 4.05% 2027	12,025	13,405
GE Capital Funding, LLC 4.40% 2030	23,000	26,897
Goldman Sachs Group, Inc. 5.75% 2022	20,000	20,250
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[12]	10,904	11,079
Goldman Sachs Group, Inc. 0.925% 2024 (USD-SOFR + 0.50% on 10/21/2023)[12]	20,000	19,989
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[12]	1,100	1,161
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[12]	11,625	11,343
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[12]	10,650	10,491
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[12]	17,000	16,721
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[12]	40,054	40,108
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[12]	8,000	8,666
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[12]	16,000	15,739
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[12]	6,523	6,554
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[12]	7,500	7,786
Groupe BPCE SA 5.70% 2023[7]	16,825	18,303
Groupe BPCE SA 5.15% 2024[7]	18,160	19,889
Groupe BPCE SA 1.00% 2026[7]	10,000	9,744
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[7,12]	6,925	6,873
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[7,12]	7,675	7,403
Hightower Holding, LLC 6.75% 2029[7]	18,240	18,642
HSBC Holdings PLC 4.25% 2024	9,000	9,587
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[12]	14,000	14,180
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[12]	5,750	6,501
Huarong Finance 2017 Co., Ltd. 4.25% 2027	17,000	16,193
Huarong Finance II Co., Ltd. 5.50% 2025	17,000	17,104
HUB International, Ltd. 7.00% 2026[7]	28,461	29,386
Icahn Enterprises Finance Corp. 5.25% 2027	5,230	5,446
Icahn Enterprises Finance Corp. 4.375% 2029	9,625	9,680
Intercontinental Exchange, Inc. 2.65% 2040	12,025	11,664
Intesa Sanpaolo SpA 3.125% 2022[7]	11,300	11,502
Intesa Sanpaolo SpA 3.375% 2023[7]	9,360	9,641
Intesa Sanpaolo SpA 3.25% 2024[7]	1,730	1,815
Intesa Sanpaolo SpA 5.017% 2024[7]	149,555	160,417
Intesa Sanpaolo SpA 5.71% 2026[7]	43,165	48,007
Intesa Sanpaolo SpA 3.875% 2027[7]	9,300	10,059
Intesa Sanpaolo SpA 3.875% 2028[7]	2,820	3,013
The Income Fund of America — Page 9 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[12]	$5,400	$5,623
JPMorgan Chase & Co. 3.875% 2024	150	161
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[12]	250	258
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[12]	23,150	23,601
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[12]	3,466	3,368
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)[12]	4,400	4,429
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)[12]	350	378
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[12]	20,593	20,397
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[12]	4,100	4,152
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[12]	5,012	5,054
JPMorgan Chase & Co. 3.157% 2042 (USD-SOFR + 1.46% on 4/22/2041)[12]	7,500	7,837
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[12]	16,675	18,035
JPMorgan Chase & Co., Series Z, 3.926% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.80% on 8/2/2021)[12]	30,000	30,195
JPMorgan Chase & Co., Series S, 6.75% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.78% on 2/1/2024)[12]	25,901	28,327
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[12]	8,320	8,332
Ladder Capital Corp. 4.25% 2027[7]	16,519	16,625
Liberty Mutual Group, Inc. 4.25% 2023[7]	971	1,024
Liberty Mutual Group, Inc. 4.569% 2029[7]	3,429	3,959
Lloyds Banking Group PLC 4.05% 2023	6,000	6,351
Lloyds Banking Group PLC 4.582% 2025	7,000	7,743
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[12]	5,600	5,765
Lloyds Banking Group PLC 4.375% 2028	3,950	4,458
LPL Holdings, Inc. 4.625% 2027[7]	35,125	36,223
LPL Holdings, Inc. 4.375% 2031[7]	20,545	21,059
MGIC Investment Corp. 5.25% 2028	5,075	5,406
Mitsubishi UFJ Financial Group, Inc. 1.412% 2025	3,850	3,844
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[12]	17,000	16,794
Mizuho Financial Group, Inc. 0.849% 2024 (3-month USD-LIBOR + 0.61% on 9/8/2023)[12]	5,200	5,200
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[12]	13,000	12,836
Mizuho Financial Group, Inc. 1.979% 2031 (3-month USD-LIBOR + 1.27% on 9/8/2030)[12]	4,100	3,930
Morgan Stanley 3.70% 2024	600	644
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[12]	9,932	9,889
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[12]	12,500	12,136
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[12]	17,000	16,728
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[12]	9,869	9,780
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[12]	10,000	9,531
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[12]	8,500	8,305
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[12]	4,019	4,013
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[12]	2,854	3,003
MSCI, Inc. 4.00% 2029[7]	19,500	20,402
MSCI, Inc. 3.625% 2031[7]	11,825	12,195
MSCI, Inc. 3.875% 2031[7]	11,064	11,429
MSCI, Inc. 3.25% 2033[7]	10,725	10,780
National Financial Partners Corp. 6.875% 2028[7]	17,826	18,138
Navient Corp. 5.50% 2023	54,096	56,628
Navient Corp. 7.25% 2023	2,700	2,943
Navient Corp. 5.875% 2024	14,665	15,691
Navient Corp. 6.125% 2024	29,925	32,057
The Income Fund of America — Page 10 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Navient Corp. 5.00% 2027	$16,025	$16,363
Navient Corp. 5.625% 2033	10,990	10,447
Owl Rock Capital Corp. 4.625% 2024[7]	9,285	9,861
Owl Rock Capital Corp. 3.75% 2025	12,173	12,707
Owl Rock Capital Corp. 4.00% 2025	449	471
Owl Rock Capital Corp. 3.375% 2026	5,700	5,860
Owl Rock Capital Corp. 2.625% 2027	20,000	19,802
Owl Rock Capital Corp. III 3.125% 2027[7]	13,170	13,058
PNC Financial Services Group, Inc. 2.854% 2022[12]	8,395	8,602
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,208
PNC Financial Services Group, Inc., Series O, (3-month USD-LIBOR + 3.678%) 3.804% junior subordinated perpetual bonds[12]	80	80
Prudential Financial, Inc. 4.35% 2050	7,000	8,934
Prudential Financial, Inc., junior subordinated, 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[12]	1,850	1,954
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[12]	4,000	4,541
Quicken Loans, LLC 3.625% 2029[7]	6,645	6,603
Rabobank Nederland 2.75% 2022	2,825	2,837
Rabobank Nederland 4.375% 2025	9,000	9,894
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[7]	10,990	10,928
Royal Bank of Canada 1.15% 2025	12,367	12,308
Santander Holdings USA, Inc. 4.45% 2021	2,172	2,178
Santander Holdings USA, Inc. 3.70% 2022	6,950	7,017
Santander Holdings USA, Inc. 3.40% 2023	12,500	12,868
Santander Holdings USA, Inc. 3.50% 2024	11,250	11,882
Springleaf Finance Corp. 6.125% 2024	20,000	21,300
Starwood Property Trust, Inc. 5.50% 2023[7]	5,400	5,677
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[7,12]	3,800	4,314
Synchrony Financial 2.85% 2022	7,075	7,184
Synchrony Financial 4.375% 2024	5,095	5,449
Toronto-Dominion Bank 0.75% 2025	6,575	6,436
Toronto-Dominion Bank 1.25% 2026	13,606	13,361
U.S. Bancorp 3.70% 2024	10,000	10,627
U.S. Bancorp 2.375% 2026	6,000	6,271
UBS Group AG 4.125% 2025[7]	4,425	4,837
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[7,12]	4,000	3,927
UBS Group AG 1.49% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[7,12]	6,925	6,787
UniCredit SpA 3.75% 2022[7]	27,048	27,422
UniCredit SpA 6.572% 2022[7]	42,725	43,207
UniCredit SpA 4.625% 2027[7]	1,730	1,916
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[7,12]	23,729	26,207
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[7,12]	450	493
Wells Fargo & Company 1.654% 2024 (USD-SOFR + 1.60% on 6/2/2023)[12]	6,500	6,597
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[12]	25,175	26,008
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[12]	12,000	12,284
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[12]	9,350	9,559
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[12]	3,950	4,016
Wells Fargo & Company 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/22/2027)[12]	281	303
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[12]	4,875	5,055
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[12]	13,850	14,019
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[12]	4,150	5,741
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[12]	7,000	7,196
The Income Fund of America — Page 11 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[12]	$11,150	$10,886
Westpac Banking Corp. 2.963% 2040	5,075	5,074
		2,827,920
Energy 2.10%
Antero Midstream Partners LP 5.375% 2029[7]	8,120	8,495
Antero Resources Corp. 7.625% 2029[7]	5,205	5,771
Antero Resources Corp. 5.375% 2030[7]	4,555	4,827
Apache Corp. 4.625% 2025	2,355	2,542
Apache Corp. 4.875% 2027	7,745	8,413
Apache Corp. 4.25% 2030	4,870	5,180
Apache Corp. 6.00% 2037	3,565	4,352
Apache Corp. 4.75% 2043	2,510	2,752
Apache Corp. 5.35% 2049	28,900	33,220
Ascent Resources - Utica LLC 7.00% 2026[7]	25,715	26,583
Ascent Resources - Utica LLC 9.00% 2027[7]	959	1,314
Ascent Resources - Utica LLC 8.25% 2028[7]	5,863	6,401
Ascent Resources - Utica LLC 5.875% 2029[7]	5,535	5,610
Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[7,10,11]	6,827	7,498
Baker Hughes, a GE Co. 4.486% 2030	1,650	1,906
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[7]	9,771	10,516
Bonanza Creek Energy, Inc. 5.00% 2026[7]	4,915	4,971
BP Capital Markets America, Inc. 2.772% 2050	3,032	2,882
California Resources Corp. 7.125% 2026[7]	10,465	11,053
Canadian Natural Resources, Ltd. 2.05% 2025	3,150	3,199
Canadian Natural Resources, Ltd. 3.85% 2027	2,760	2,994
Canadian Natural Resources, Ltd. 2.95% 2030	11,058	11,406
Canadian Natural Resources, Ltd. 4.95% 2047	534	680
Cenovus Energy, Inc. 5.375% 2025	4,421	4,968
Cenovus Energy, Inc. 4.25% 2027	43,601	47,802
Cenovus Energy, Inc. 5.25% 2037	4,770	5,722
Cenovus Energy, Inc. 5.40% 2047	9,218	11,545
Centennial Resource Production, LLC 6.875% 2027[7]	2,615	2,677
Cheniere Energy Partners LP 4.50% 2029	40,931	43,752
Cheniere Energy Partners LP 4.00% 2031[7]	32,605	33,950
Cheniere Energy Partners LP 3.25% 2032[7]	14,493	14,384
Cheniere Energy, Inc. 5.125% 2027	20,450	23,381
Cheniere Energy, Inc. 4.625% 2028	46,640	48,970
Chesapeake Energy Corp. 4.875% 2022[13]	28,085	843
Chesapeake Energy Corp. 5.50% 2026[7]	17,240	17,994
Chesapeake Energy Corp. 5.875% 2029[7]	9,515	10,122
Chevron Corp. 1.995% 2027	3,947	4,025
Chevron Corp. 3.078% 2050	900	966
Chevron USA, Inc. 1.018% 2027	4,823	4,669
Chevron USA, Inc. 3.25% 2029	1,900	2,080
CNX Midstream Partners LP 4.75% 2030[7]	3,010	3,018
CNX Resources Corp. 7.25% 2027[7]	23,775	25,308
CNX Resources Corp. 6.00% 2029[7]	10,235	10,811
Comstock Resources, Inc. 6.75% 2029[7]	17,565	18,904
Comstock Resources, Inc. 5.875% 2030[7]	14,700	15,303
ConocoPhillips 4.30% 2028[7]	9,550	10,955
Continental Resources, Inc. 5.75% 2031[7]	26,300	31,527
Convey Park Energy LLC 7.50% 2025[7]	396	411
The Income Fund of America — Page 12 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[7]	$29,060	$30,259
Devon Energy Corp. 4.50% 2030[7]	11,418	12,416
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[7,9,11]	2,025	2,035
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[9,11]	1,834	1,843
Diamondback Energy, Inc. 4.40% 2051	15,732	18,167
DT Midstream, Inc. 4.125% 2029[7]	8,935	9,010
DT Midstream, Inc. 4.375% 2031[7]	8,915	9,044
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	38,144
Enbridge Energy Partners LP 5.875% 2025	1,145	1,321
Enbridge Energy Partners LP 5.50% 2040	800	1,030
Enbridge Energy Partners LP 7.375% 2045	14,048	22,617
Enbridge Energy Partners LP, Series B, 7.50% 2038	6,000	9,004
Enbridge, Inc. 4.00% 2023	2,630	2,767
Enbridge, Inc. 2.50% 2025	1,600	1,656
Endeavor Energy Resources LP 6.625% 2025[7]	9,125	9,634
Energy Transfer Operating LP 5.875% 2024	629	684
Energy Transfer Operating LP 2.90% 2025	9,203	9,609
Energy Transfer Operating LP 3.75% 2030	16,115	17,185
Energy Transfer Operating LP 5.00% 2050	84,207	98,726
Energy Transfer Partners LP 4.50% 2024	2,170	2,330
Energy Transfer Partners LP 4.75% 2026	8,000	8,860
Energy Transfer Partners LP 4.20% 2027	7,263	7,925
Energy Transfer Partners LP 4.95% 2028	9,400	10,741
Energy Transfer Partners LP 6.125% 2045	7,449	9,567
Energy Transfer Partners LP 5.30% 2047	8,944	10,620
Energy Transfer Partners LP 6.00% 2048	8,153	10,424
Energy Transfer Partners LP 6.25% 2049	5,891	7,836
Enterprise Products Operating LLC 3.20% 2052	1,212	1,197
EQM Midstream Partners LP 4.125% 2026	3,036	3,127
EQM Midstream Partners LP 6.50% 2027[7]	34,680	38,627
EQM Midstream Partners LP 5.50% 2028	11,440	12,615
EQM Midstream Partners LP 4.50% 2029[7]	5,045	5,196
EQM Midstream Partners LP 4.75% 2031[7]	18,310	18,980
EQT Corp. 3.00% 2022	35,175	35,579
EQT Corp. 6.625% 2025[12]	22,569	25,418
EQT Corp. 3.90% 2027	1,950	2,084
EQT Corp. 5.00% 2029	2,485	2,764
EQT Corp. 7.50% 2030[12]	6,885	8,823
EQT Corp. 3.625% 2031[7]	2,115	2,163
Equinor ASA 3.00% 2027	7,000	7,451
Equinor ASA 3.625% 2028	5,265	5,853
Equinor ASA 3.25% 2049	7,583	8,224
Exxon Mobil Corp. 2.44% 2029	4,315	4,460
Exxon Mobil Corp. 2.61% 2030	1,700	1,771
Genesis Energy, LP 5.625% 2024	2,890	2,883
Genesis Energy, LP 6.50% 2025	20,779	20,515
Genesis Energy, LP 8.00% 2027	26,670	26,837
Harvest Midstream I, LP 7.50% 2028[7]	17,655	18,567
Hess Midstream Operations LP 4.25% 2030[7]	5,020	5,026
Hess Midstream Partners LP 5.125% 2028[7]	9,435	9,812
Hilcorp Energy I, LP 5.75% 2025[7]	11,400	11,646
Hilcorp Energy I, LP 5.75% 2029[7]	2,210	2,246
Hilcorp Energy I, LP 6.00% 2031[7]	16,005	16,451
Kinder Morgan Energy Partners LP 5.00% 2043	20,000	23,866
The Income Fund of America — Page 13 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 3.60% 2051	$8,124	$8,266
MPLX LP 1.75% 2026	6,500	6,477
MPLX LP 2.65% 2030	11,897	11,851
MPLX LP 4.70% 2048	7,500	8,830
MPLX LP 5.50% 2049	12,619	16,307
Nabors Industries, Inc. 5.75% 2025	2,625	2,499
New Fortress Energy, Inc. 6.50% 2026[7]	13,415	13,058
NGL Energy Operating LLC 7.50% 2026[7]	75,280	76,447
NGL Energy Partners LP 7.50% 2023	8,696	8,361
NGL Energy Partners LP 6.125% 2025	23,748	20,218
Northern Oil and Gas, Inc. 8.125% 2028[7]	12,210	13,146
NuStar Logistics LP 6.00% 2026	9,165	9,751
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[7]	31,935	34,729
Oasis Petroleum, Inc. 6.375% 2026[7]	10,048	10,638
Occidental Petroleum Corp. 2.90% 2024	13,065	13,326
Occidental Petroleum Corp. 5.875% 2025	26,340	29,270
Occidental Petroleum Corp. 8.00% 2025	22,050	26,047
Occidental Petroleum Corp. 8.50% 2027	13,000	16,201
Occidental Petroleum Corp. 6.375% 2028	10,000	11,734
Occidental Petroleum Corp. 3.50% 2029	4,530	4,604
Occidental Petroleum Corp. 6.625% 2030	11,445	14,019
Occidental Petroleum Corp. 8.875% 2030	43,590	59,119
Occidental Petroleum Corp. 6.125% 2031	8,675	10,399
Occidental Petroleum Corp. 6.45% 2036	1,095	1,395
Occidental Petroleum Corp. 6.60% 2046	2,000	2,562
ONEOK, Inc. 2.20% 2025	413	421
ONEOK, Inc. 5.85% 2026	16,293	18,957
ONEOK, Inc. 3.10% 2030	1,154	1,191
ONEOK, Inc. 6.35% 2031	7,405	9,416
ONEOK, Inc. 5.20% 2048	5,652	6,956
ONEOK, Inc. 4.45% 2049	960	1,086
ONEOK, Inc. 4.50% 2050	2,530	2,866
ONEOK, Inc. 7.15% 2051	3,048	4,562
Petróleos Mexicanos 4.875% 2022	26,245	26,423
Petróleos Mexicanos 5.375% 2022	4,165	4,220
Petróleos Mexicanos 3.50% 2023	3,325	3,364
Petróleos Mexicanos 4.625% 2023	4,243	4,376
Petróleos Mexicanos 6.875% 2025[7]	16,543	18,094
Petróleos Mexicanos 6.875% 2025	2,412	2,638
Petróleos Mexicanos 6.875% 2026	77,241	84,405
Petróleos Mexicanos 6.50% 2027	72,935	77,849
Petróleos Mexicanos 6.50% 2029	865	903
Petróleos Mexicanos 6.84% 2030	31,095	32,569
Petróleos Mexicanos 5.95% 2031	10,813	10,660
Phillips 66 2.15% 2030	3,995	3,863
Pioneer Natural Resources Company 1.125% 2026	3,586	3,512
Pioneer Natural Resources Company 2.15% 2031	9,744	9,403
Plains All American Pipeline LP 3.80% 2030	1,361	1,439
Precision Drilling Corp. 6.875% 2029[7]	2,960	3,061
Qatar Petroleum 1.375% 2026[7]	8,000	7,908
Qatar Petroleum 2.25% 2031[7]	17,000	16,786
Range Resources Corp. 4.875% 2025	4,875	5,088
Range Resources Corp. 8.25% 2029[7]	13,390	15,134
Rattler Midstream Partners LP 5.625% 2025[7]	3,235	3,385
The Income Fund of America — Page 14 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Rockcliff Energy II LLC 5.50% 2029[7]	$3,735	$3,837
Rockies Express Pipeline LLC 4.95% 2029[7]	11,768	12,606
SA Global Sukuk, Ltd. 0.946% 2024[7]	22,000	21,785
SA Global Sukuk, Ltd. 1.602% 2026[7]	70,100	69,284
SA Global Sukuk, Ltd. 2.694% 2031[7]	20,585	20,655
Sabine Pass Liquefaction, LLC 5.75% 2024	6,600	7,271
Sabine Pass Liquefaction, LLC 5.625% 2025	4,245	4,768
Sabine Pass Liquefaction, LLC 5.875% 2026	1,400	1,625
Sabine Pass Liquefaction, LLC 4.50% 2030	16,532	18,848
Sanchez Energy Corp. 7.25% 2023[7,13]	5,374	175
Saudi Arabian Oil Co. 2.875% 2024[7]	7,813	8,125
Saudi Arabian Oil Co. 1.625% 2025[7]	589	586
Saudi Arabian Oil Co. 3.50% 2029[7]	3,207	3,429
Saudi Arabian Oil Co. 2.25% 2030[7]	1,326	1,288
SM Energy Co. 6.50% 2028	2,905	3,054
Southwestern Energy Co. 6.45% 2025[12]	22,434	24,481
Southwestern Energy Co. 7.75% 2027	3,890	4,182
Southwestern Energy Co. 8.375% 2028	7,640	8,528
Southwestern Energy Co. 5.375% 2029[7]	5,980	6,316
Southwestern Energy Co. 5.375% 2030	31,470	33,240
Statoil ASA 2.75% 2021	3,085	3,087
Statoil ASA 3.25% 2024	850	906
Statoil ASA 4.25% 2041	3,000	3,675
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[7]	6,125	6,286
Suncor Energy, Inc. 3.10% 2025	6,146	6,489
Suncor Energy, Inc. 3.75% 2051	2,620	2,865
Sunoco Logistics Operating Partners LP 4.00% 2027	5,586	6,070
Sunoco Logistics Operating Partners LP 5.40% 2047	14,364	17,268
Sunoco LP 6.00% 2027	12,160	12,753
Sunoco LP 5.875% 2028	12,700	13,460
Sunoco LP 4.50% 2029	4,600	4,658
Sunoco LP 4.50% 2030[7]	6,555	6,621
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[7]	3,825	3,917
Tallgrass Energy Partners, LP 7.50% 2025[7]	2,400	2,598
Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 2024[1,4,10,11]	51	48
Targa Resources Partners LP 5.875% 2026	5,125	5,357
Targa Resources Partners LP 6.50% 2027	4,740	5,084
Targa Resources Partners LP 6.875% 2029	9,385	10,523
Targa Resources Partners LP 5.50% 2030	17,700	19,475
Targa Resources Partners LP 4.875% 2031	7,755	8,371
Targa Resources Partners LP 4.00% 2032[7]	7,700	7,956
Teekay Corp. 9.25% 2022[7]	22,090	22,808
Teekay Offshore Partners LP 8.50% 2023[1,4,7]	15,970	14,533
Total Capital International 3.127% 2050	8,100	8,516
Total SE 2.986% 2041	19,151	19,662
Total SE 3.386% 2060	4,100	4,449
TransCanada PipeLines, Ltd. 4.10% 2030	5,254	5,888
Transcontinental Gas Pipe Line Company, LLC 3.95% 2050	1,600	1,820
Transocean Guardian, Ltd. 5.875% 2024[7]	7,273	7,103
Transocean Poseidon, Ltd. 6.875% 2027[7]	8,235	8,227
Transocean, Inc. 6.125% 2025[7]	4,099	4,115
Valero Energy Corp. 4.00% 2029	6,000	6,587
Venture Global Calcasieu Pass, LLC 4.125% 2031[7]	11,095	11,497
Vine Energy Holdings LLC 6.75% 2029[7]	180	194
The Income Fund of America — Page 15 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Weatherford International, Ltd. 11.00% 2024[7]	$5,688	$5,939
Weatherford International, Ltd. 6.50% 2028[7]	7,675	8,116
Weatherford International, Ltd. 8.625% 2030[7]	22,675	23,323
Western Gas Partners LP 4.50% 2028	30,415	32,962
Western Gas Partners LP 5.45% 2044	1,210	1,422
Western Midstream Operating, LP 4.35% 2025[12]	9,602	10,070
Western Midstream Operating, LP 4.75% 2028	3,495	3,850
Western Midstream Operating, LP 5.30% 2030[12]	8,900	9,768
Williams Companies, Inc. 3.50% 2030	11,654	12,527
		2,687,002
Consumer discretionary 1.85%
Allied Universal Holdco LLC 6.625% 2026[7]	16,985	17,866
Allied Universal Holdco LLC 9.75% 2027[7]	21,000	22,601
Allied Universal Holdco LLC 4.625% 2028[7]	14,595	14,495
Allied Universal Holdco LLC 6.00% 2029[7]	6,565	6,471
Amazon.com, Inc. 2.70% 2060	8,300	8,011
Atlas LuxCo 4 SARL 4.625% 2028[7]	10,045	9,967
Bayerische Motoren Werke AG 0.80% 2024[7]	10,210	10,180
Boyd Gaming Corp. 8.625% 2025[7]	5,715	6,165
Boyd Gaming Corp. 4.75% 2027	22,130	22,828
Boyd Gaming Corp. 4.75% 2031[7]	4,745	4,887
Boyne USA, Inc. 4.75% 2029[7]	6,170	6,317
Caesars Entertainment, Inc. 6.25% 2025[7]	21,365	22,500
Caesars Entertainment, Inc. 4.625% 2029[7]	16,935	17,037
Caesars Resort Collection, LLC 5.75% 2025[7]	5,020	5,281
Carnival Corp. 4.00% 2028[7]	20,700	20,726
Carvana Co. 5.625% 2025[7]	2,770	2,832
Carvana Co. 5.50% 2027[7]	10,285	10,375
Carvana Co. 5.875% 2028[7]	21,010	21,404
Carvana Co. 4.875% 2029[7]	16,055	15,553
Cedar Fair LP / Canadas Wonderland Co./Magnum Management Corp. / Millennium Operations LLC 5.50% 2025[7]	14,400	14,958
DaimlerChrysler North America Holding Corp. 3.40% 2022[7]	850	858
DaimlerChrysler North America Holding Corp. 1.75% 2023[7]	17,000	17,265
DaimlerChrysler North America Holding Corp. 3.65% 2024[7]	9,360	9,919
DaimlerChrysler North America Holding Corp. 3.30% 2025[7]	2,000	2,130
Dana, Inc. 5.625% 2028	15,970	16,908
Dana, Inc. 4.25% 2030	6,110	6,191
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[7]	21,155	20,705
Ford Motor Co. 8.50% 2023	12,074	13,254
Ford Motor Co. 9.00% 2025	8,656	10,420
Ford Motor Credit Company LLC 3.087% 2023	35,000	35,646
Ford Motor Credit Company LLC 3.096% 2023	15,800	16,077
Ford Motor Credit Company LLC 4.14% 2023	1,600	1,645
Ford Motor Credit Company LLC 4.375% 2023	3,800	3,957
Ford Motor Credit Company LLC 3.664% 2024	14,290	14,808
Ford Motor Credit Company LLC 3.81% 2024	15,305	15,860
Ford Motor Credit Company LLC 4.063% 2024	2,600	2,730
Ford Motor Credit Company LLC 5.584% 2024	8,234	8,882
Ford Motor Credit Company LLC 3.375% 2025	14,025	14,428
Ford Motor Credit Company LLC 5.125% 2025	66,275	71,991
Ford Motor Credit Company LLC 2.70% 2026	15,095	15,096
Ford Motor Credit Company LLC 4.542% 2026	28,290	30,497
The Income Fund of America — Page 16 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Company LLC 3.815% 2027	$8,715	$9,054
Ford Motor Credit Company LLC 4.125% 2027	90,310	95,954
Ford Motor Credit Company LLC 4.271% 2027	117,666	125,031
Ford Motor Credit Company LLC 2.90% 2028	19,180	19,037
Ford Motor Credit Company LLC 5.113% 2029	25,589	28,468
Ford Motor Credit Company LLC 4.00% 2030	24,614	25,722
General Motors Company 5.40% 2023	1,066	1,154
General Motors Company 4.35% 2025	2,150	2,340
General Motors Company 6.125% 2025	9,825	11,407
General Motors Company 6.80% 2027	2,330	2,873
General Motors Company 5.00% 2035	3,750	4,449
General Motors Company 6.60% 2036	9,460	12,821
General Motors Company 5.20% 2045	3,200	4,004
General Motors Company 6.75% 2046	15,230	22,131
General Motors Company 5.40% 2048	1,150	1,465
General Motors Company 5.95% 2049	8,000	10,889
General Motors Financial Co. 3.15% 2022	50	51
General Motors Financial Co. 3.45% 2022	3,150	3,161
General Motors Financial Co. 3.55% 2022	2,900	2,960
General Motors Financial Co. 3.70% 2023	4,775	4,959
General Motors Financial Co. 1.20% 2024	12,625	12,607
General Motors Financial Co. 3.50% 2024	10,829	11,492
General Motors Financial Co. 5.10% 2024	6,675	7,213
General Motors Financial Co. 2.75% 2025	4,375	4,544
General Motors Financial Co. 4.30% 2025	200	218
General Motors Financial Co. 1.25% 2026	7,575	7,434
General Motors Financial Co. 1.50% 2026	24,322	23,956
General Motors Financial Co. 4.00% 2026	3,618	3,948
General Motors Financial Co. 2.70% 2027	12,162	12,421
General Motors Financial Co. 2.40% 2028	13,319	13,243
General Motors Financial Co. 2.40% 2028	9,238	9,205
General Motors Financial Co. 2.35% 2031	16,900	16,436
General Motors Financial Co. 2.70% 2031	4,625	4,574
Hanesbrands, Inc. 4.625% 2024[7]	16,350	17,065
Hanesbrands, Inc. 5.375% 2025[7]	3,096	3,224
Hanesbrands, Inc. 4.875% 2026[7]	33,027	35,347
Hilton Grand Vacations Borrower 5.00% 2029[7]	8,390	8,566
Hilton Worldwide Holdings, Inc. 4.875% 2030	16,185	17,297
Hilton Worldwide Holdings, Inc. 4.00% 2031[7]	20,215	20,338
Home Depot, Inc. 1.50% 2028	25,000	24,558
Home Depot, Inc. 3.90% 2028	1,150	1,308
Home Depot, Inc. 2.95% 2029	5,000	5,372
Home Depot, Inc. 1.375% 2031	25,718	24,180
Home Depot, Inc. 1.875% 2031	20,000	19,546
Home Depot, Inc. 5.95% 2041	12,500	18,110
Home Depot, Inc. 4.50% 2048	601	790
Home Depot, Inc. 2.375% 2051	10,000	9,328
Hyundai Capital America 2.85% 2022[7]	8,235	8,417
Hyundai Capital America 3.10% 2022[7]	9,720	9,829
Hyundai Capital America 3.25% 2022[7]	11,817	12,085
Hyundai Capital America 3.95% 2022[7]	8,000	8,066
Hyundai Capital America 1.25% 2023[7]	7,561	7,596
Hyundai Capital America 2.375% 2023[7]	21,815	22,240
Hyundai Capital America 5.75% 2023[7]	5,000	5,329
The Income Fund of America — Page 17 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 0.875% 2024[7]	$8,000	$7,913
Hyundai Capital America 1.00% 2024[7]	9,550	9,459
Hyundai Capital America 1.80% 2025[7]	1,871	1,874
Hyundai Capital America 2.65% 2025[7]	28,554	29,379
Hyundai Capital America 5.875% 2025[7]	5,000	5,681
Hyundai Capital America 1.30% 2026[7]	9,000	8,780
Hyundai Capital America 1.50% 2026[7]	7,575	7,416
Hyundai Capital America 1.65% 2026[7]	9,625	9,460
Hyundai Capital America 2.375% 2027[7]	1,169	1,174
Hyundai Capital America 3.00% 2027[7]	22,765	23,707
Hyundai Capital America 1.80% 2028[7]	7,931	7,646
Hyundai Capital America 2.00% 2028[7]	5,009	4,884
Hyundai Capital America 2.10% 2028[7]	4,875	4,757
Hyundai Capital Services, Inc. 1.25% 2026[7]	3,490	3,416
International Game Technology PLC 6.50% 2025[7]	19,030	21,147
International Game Technology PLC 5.25% 2029[7]	38,475	40,495
LCM Investments Holdings II, LLC 4.875% 2029[7]	1,807	1,858
Levi Strauss & Co. 3.50% 2031[7]	6,305	6,344
Limited Brands, Inc. 6.625% 2030[7]	7,165	8,025
Limited Brands, Inc. 6.875% 2035	8,673	10,548
Limited Brands, Inc. 6.75% 2036	2,555	3,071
Lithia Motors, Inc. 3.875% 2029[7]	3,580	3,714
Lithia Motors, Inc. 4.375% 2031[7]	4,550	4,851
Marriott International, Inc. 5.75% 2025	527	598
Marriott International, Inc. 3.125% 2026	660	699
Marriott International, Inc. 2.75% 2033	3,970	3,880
Marriott Ownership Resorts, Inc. 4.50% 2029[7]	2,595	2,598
Melco International Development, Ltd. 5.75% 2028[7]	20,280	20,229
Merlin Entertainment 5.75% 2026[7]	6,910	7,165
MGM Growth Properties LLC 5.625% 2024	3,505	3,807
MGM Growth Properties LLC 4.625% 2025[7]	15,715	16,913
MGM Growth Properties LLC 3.875% 2029[7]	27,355	29,004
MGM Resorts International 6.00% 2023	5,355	5,657
MGM Resorts International 4.50% 2026	3,075	3,339
MGM Resorts International 5.50% 2027	3,617	3,902
Midwest Gaming Borrower, LLC 4.875% 2029[7]	13,870	14,011
Mohegan Gaming & Entertainment 8.00% 2026[7]	32,190	33,236
Neiman Marcus Group, LLC 7.125% 2026[7]	5,920	6,225
Newell Rubbermaid, Inc. 4.875% 2025	6,570	7,205
Newell Rubbermaid, Inc. 5.875% 2036[12]	1,010	1,226
Nissan Motor Acceptance Co. LLC 1.125% 2024[7]	7,850	7,791
Nissan Motor Acceptance Co. LLC 1.85% 2026[7]	17,890	17,470
Nissan Motor Acceptance Co. LLC 2.45% 2028[7]	11,160	10,896
Nissan Motor Co., Ltd. 2.60% 2022[7]	6,560	6,670
Nissan Motor Co., Ltd. 3.043% 2023[7]	400	414
Nissan Motor Co., Ltd. 3.522% 2025[7]	800	842
Nissan Motor Co., Ltd. 2.00% 2026[7]	16,020	15,888
Nissan Motor Co., Ltd. 4.345% 2027[7]	4,070	4,416
Nissan Motor Co., Ltd. 2.75% 2028[7]	20,125	20,125
Nissan Motor Co., Ltd. 4.81% 2030[7]	27,800	30,918
Panther BF Aggregator 2, LP 6.25% 2026[7]	4,670	4,892
Panther BF Aggregator 2, LP 8.50% 2027[7]	8,795	9,354
Party City Holdings, Inc. 8.75% 2026[7]	13,874	14,208
Premier Entertainment Sub LLC 5.625% 2029[7]	8,850	9,016
The Income Fund of America — Page 18 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Premier Entertainment Sub LLC 5.875% 2031[7]	$8,850	$9,038
Real Hero Merger Sub 2, Inc. 6.25% 2029[7]	1,550	1,595
Royal Caribbean Cruises, Ltd. 11.50% 2025[7]	10,176	11,594
Royal Caribbean Cruises, Ltd. 4.25% 2026[7]	11,255	10,931
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	14,080	14,379
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[7]	10,311	11,094
Sands China, Ltd. 3.80% 2026	8,325	8,386
Sands China, Ltd. 2.30% 2027[7]	560	531
Scientific Games Corp. 8.625% 2025[7]	12,910	13,949
Scientific Games Corp. 8.25% 2026[7]	41,310	43,840
Scientific Games Corp. 7.00% 2028[7]	11,129	12,038
Scientific Games Corp. 7.25% 2029[7]	16,515	18,684
Six Flags Entertainment Corp. 4.875% 2024[7]	11,570	11,671
Six Flags Theme Parks, Inc. 7.00% 2025[7]	3,500	3,723
Sonic Automotive, Inc. 4.625% 2029[7]	11,650	11,698
Sonic Automotive, Inc. 4.875% 2031[7]	3,680	3,685
Starbucks Corp. 3.50% 2050	1,400	1,520
Stellantis Finance US, Inc. 1.711% 2027[7]	7,175	7,065
Stellantis Finance US, Inc. 2.691% 2031[7]	5,075	5,002
Tempur Sealy International, Inc. 4.00% 2029[7]	4,710	4,791
Tempur Sealy International, Inc. 3.875% 2031[7]	6,270	6,221
The Gap, Inc. 3.625% 2029[7]	2,507	2,460
The Gap, Inc. 3.875% 2031[7]	1,670	1,639
Toyota Motor Credit Corp. 0.45% 2024	25,283	25,099
Toyota Motor Credit Corp. 0.80% 2026	13,440	13,191
Toyota Motor Credit Corp. 3.05% 2028	4,050	4,366
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2028[10,11]	8,433	8,408
Vail Resorts, Inc. 6.25% 2025[7]	6,270	6,612
VICI Properties LP 4.25% 2026[7]	3,660	3,796
VICI Properties LP 4.625% 2029[7]	6,565	7,012
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[7]	7,495	7,636
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[7]	2,025	2,083
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[7]	32,040	33,682
Volkswagen Group of America Finance, LLC 4.00% 2021[7]	2,750	2,753
Volkswagen Group of America Finance, LLC 2.70% 2022[7]	3,150	3,213
Volkswagen Group of America Finance, LLC 2.90% 2022[7]	1,650	1,672
Volkswagen Group of America Finance, LLC 3.125% 2023[7]	2,000	2,069
Volkswagen Group of America Finance, LLC 4.25% 2023[7]	7,365	7,859
Volkswagen Group of America Finance, LLC 2.85% 2024[7]	4,870	5,101
Volkswagen Group of America Finance, LLC 1.25% 2025[7]	5,665	5,579
Volkswagen Group of America Finance, LLC 3.35% 2025[7]	6,326	6,706
Volkswagen Group of America Finance, LLC 4.625% 2025[7]	2,911	3,241
Volkswagen Group of America Finance, LLC 3.20% 2026[7]	8,003	8,483
Volkswagen Group of America Finance, LLC 4.75% 2028[7]	2,000	2,330
WASH Multifamily Acquisition, Inc. 5.75% 2026[7]	12,245	12,674
Wyndham Destinations, Inc. 4.625% 2030[7]	5,750	5,974
Wyndham Worldwide Corp. 4.375% 2028[7]	11,805	12,210
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	14,498	14,589
Wynn Resorts, Ltd. 7.75% 2025[7]	20,005	21,076
		2,364,674
The Income Fund of America — Page 19 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 1.55%	Principal amount (000)	Value (000)
Abbott Laboratories 3.75% 2026	$3,539	$3,920
AbbVie, Inc. 3.45% 2022	8,300	8,352
AbbVie, Inc. 2.60% 2024	6,000	6,249
AbbVie, Inc. 2.95% 2026	2,890	3,057
AbbVie, Inc. 4.55% 2035	6,750	8,050
AbbVie, Inc. 4.30% 2036	1,003	1,164
AbbVie, Inc. 4.75% 2045	1,203	1,514
AdaptHealth, LLC 5.125% 2030[7]	4,345	4,372
AmerisourceBergen Corp. 0.737% 2023	9,914	9,920
Amgen, Inc. 2.20% 2027	2,915	2,975
Anthem, Inc. 2.375% 2025	2,046	2,117
AstraZeneca Finance LLC 1.20% 2026	10,098	10,012
AstraZeneca Finance LLC 1.75% 2028	5,612	5,593
AstraZeneca Finance LLC 2.25% 2031	350	355
AstraZeneca PLC 3.375% 2025	4,500	4,873
AstraZeneca PLC 3.00% 2051	1,146	1,214
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.837% 2026[10,11]	20,940	20,704
Avantor Funding, Inc. 4.625% 2028[7]	18,470	19,185
Avantor Funding, Inc. 3.875% 2029[7]	9,580	9,589
Bausch Health Companies, Inc. 9.25% 2026[7]	7,650	8,138
Bausch Health Companies, Inc. 4.875% 2028[7]	17,540	18,085
Bausch Health Companies, Inc. 5.00% 2028[7]	5,859	5,420
Bausch Health Companies, Inc. 7.00% 2028[7]	9,470	9,606
Bausch Health Companies, Inc. 5.25% 2031[7]	17,185	15,478
Bayer US Finance II LLC 3.875% 2023[7]	3,850	4,067
Bayer US Finance II LLC 4.25% 2025[7]	20,143	22,091
Bayer US Finance II LLC 4.40% 2044[7]	13,090	14,973
Becton, Dickinson and Company 3.70% 2027	1,350	1,475
Boston Scientific Corp. 1.90% 2025	9,109	9,289
Boston Scientific Corp. 3.85% 2025	2,543	2,758
Catalent Pharma Solutions, Inc. 5.00% 2027[7]	1,407	1,455
Catalent Pharma Solutions, Inc. 3.125% 2029[7]	17,495	17,014
Catalent Pharma Solutions, Inc. 3.50% 2030[7]	4,915	4,884
Centene Corp. 4.25% 2027	50,425	52,883
Centene Corp. 2.45% 2028	31,640	31,572
Centene Corp. 4.625% 2029	82,420	89,014
Centene Corp. 3.00% 2030	28,035	28,531
Centene Corp. 3.375% 2030	29,100	29,902
Centene Corp. 2.50% 2031	12,110	11,823
Centene Corp. 2.625% 2031	2,630	2,591
Charles River Laboratories International, Inc. 4.25% 2028[7]	13,815	14,247
Charles River Laboratories International, Inc. 3.75% 2029[7]	2,500	2,528
Cigna Corp. 4.80% 2038	3,830	4,713
Community Health Systems, Inc. 5.625% 2027[7]	4,815	5,045
Community Health Systems, Inc. 6.00% 2029[7]	8,870	9,347
CVS Health Corp. 1.30% 2027	15,523	15,054
DaVita, Inc. 4.625% 2030[7]	20,900	21,031
Eli Lilly and Company 3.375% 2029	1,353	1,494
Encompass Health Corp. 4.50% 2028	13,743	14,009
Encompass Health Corp. 4.75% 2030	4,560	4,680
Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[7]	14,696	14,609
Endo International PLC 5.75% 2022[7]	30,445	27,553
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[7]	6,845	6,752
GlaxoSmithKline PLC 3.625% 2025	5,915	6,430
The Income Fund of America — Page 20 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Grifols Escrow Issuer SA 4.75% 2028[7]	$4,280	$4,350
HCA, Inc. 5.375% 2025	3,560	3,965
HCA, Inc. 5.375% 2026	6,680	7,616
HCA, Inc. 5.875% 2026	13,870	15,812
HCA, Inc. 5.625% 2028	15,390	18,056
HCA, Inc. 3.50% 2030	20,534	21,619
HealthEquity, Inc. 4.50% 2029[7]	6,715	6,799
Jazz Securities DAC 4.375% 2029[7]	10,125	10,416
Mallinckrodt PLC 10.00% 2025[7]	24,050	25,523
Molina Healthcare, Inc. 4.375% 2028[7]	4,840	5,015
Molina Healthcare, Inc. 3.875% 2030[7]	12,815	13,233
Mozart Debt Merger Sub, Inc. 5.25% 2029[7]	19,260	19,573
Novant Health, Inc. 3.168% 2051	6,000	6,455
Novartis Capital Corp. 2.00% 2027	3,090	3,164
Option Care Health, Inc. 4.375% 2029[7]	5,655	5,717
Organon Finance 1 LLC 4.125% 2028[7]	25,670	26,055
Organon Finance 1 LLC 5.125% 2031[7]	9,060	9,356
Owens & Minor, Inc. 4.375% 2024	32,762	34,441
Owens & Minor, Inc. 4.50% 2029[7]	30,390	30,542
Par Pharmaceutical, Inc. 7.50% 2027[7]	51,548	52,082
Pfizer, Inc. 3.45% 2029	9,000	9,971
Radiology Partners, Inc. 9.25% 2028[7]	21,890	23,240
Rede D’Or Finance SARL 4.95% 2028	1,820	1,871
Rede D’Or Finance SARL 4.50% 2030	8,840	8,674
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[1,4,5,9,10,11]	17,863	17,863
RP Escrow Issuer, LLC 5.25% 2025[7]	6,290	6,298
Select Medical Holdings Corp. 6.25% 2026[7]	18,853	19,743
Shire PLC 2.875% 2023	4,425	4,587
Summa Health 3.511% 2051	2,650	2,873
Surgery Center Holdings 10.00% 2027[7]	13,180	14,165
Syneos Health, Inc. 3.625% 2029[7]	12,340	12,195
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	12,910	13,824
Tenet Healthcare Corp. 4.625% 2024	9,416	9,546
Tenet Healthcare Corp. 4.875% 2026[7]	85,230	87,467
Tenet Healthcare Corp. 5.125% 2027[7]	13,695	14,328
Tenet Healthcare Corp. 4.25% 2029[7]	10,940	11,088
Teva Pharmaceutical Finance Co. BV 2.80% 2023	111,260	112,211
Teva Pharmaceutical Finance Co. BV 6.00% 2024	83,469	87,642
Teva Pharmaceutical Finance Co. BV 7.125% 2025	30,880	33,186
Teva Pharmaceutical Finance Co. BV 3.15% 2026	85,630	80,813
Teva Pharmaceutical Finance Co. BV 6.75% 2028	198,365	217,458
Teva Pharmaceutical Finance Co. BV 4.10% 2046	82,245	67,961
Teva Pharmaceutical Finance Co., LLC 6.15% 2036	2,435	2,609
Thermo Fisher Scientific, Inc. 1.75% 2028	4,505	4,441
Thermo Fisher Scientific, Inc. 2.00% 2031	10,318	10,104
UnitedHealth Group, Inc. 1.15% 2026	5,633	5,581
UnitedHealth Group, Inc. 2.30% 2031	4,934	4,991
UnitedHealth Group, Inc. 3.05% 2041	8,325	8,686
UnitedHealth Group, Inc. 3.25% 2051	5,379	5,856
Valeant Pharmaceuticals International, Inc. 5.50% 2025[7]	13,550	13,785
Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	59,652	60,831
Valeant Pharmaceuticals International, Inc. 9.00% 2025[7]	16,475	17,304
The Income Fund of America — Page 21 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Valeant Pharmaceuticals International, Inc. 8.50% 2027[7]	$5,175	$5,498
Zimmer Holdings, Inc. 3.15% 2022	9,455	9,518
		1,977,753
Communication services 1.47%
Alphabet, Inc. 2.25% 2060	3,900	3,508
Altice France SA 5.125% 2029[7]	67,122	65,456
AT&T, Inc. 0.90% 2024	9,625	9,627
AT&T, Inc. 1.70% 2026	19,050	19,137
AT&T, Inc. 1.65% 2028	7,175	7,002
AT&T, Inc. 3.30% 2052	2,350	2,310
AT&T, Inc. 3.50% 2053	32,535	33,113
AT&T, Inc. 3.55% 2055	5,450	5,529
British Telecommunications PLC 9.625% 2030[12]	4,011	6,022
Cablevision Systems Corp. 5.375% 2028[7]	8,500	8,766
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[7]	13,485	13,991
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[7]	13,250	13,797
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[7]	16,050	16,357
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[7]	28,552	29,516
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	12,414	12,356
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[7]	25,100	25,022
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	21,275	20,161
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	19,415	19,532
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[7]	28,750	28,715
Centerfield Media Parent, Inc. 6.625% 2026[7]	5,330	5,425
CenturyLink, Inc. 7.50% 2024	5,800	6,373
CenturyLink, Inc. 4.00% 2027[7]	45,226	45,511
CenturyLink, Inc. 7.65% 2042	270	298
CenturyLink, Inc., Series T, 5.80% 2022	5,100	5,164
Cinemark USA, Inc. 5.875% 2026[7]	9,430	9,465
Cinemark USA, Inc. 5.25% 2028[7]	1,390	1,358
Cogent Communications Group, Inc. 3.50% 2026[7]	10,700	10,821
Comcast Corp. 2.887% 2051[7]	11,570	11,277
Deutsche Telekom International Finance BV 9.25% 2032	13,095	20,926
Diamond Sports Group LLC 5.375% 2026[7]	2,412	1,368
Diamond Sports Group LLC 6.625% 2027[7]	26,485	7,945
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.75% 2027[10,11]	14,420	14,447
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[7]	24,010	24,920
DISH DBS Corp. 5.125% 2029	17,200	16,576
Embarq Corp. 7.995% 2036	25,220	27,913
Epicor Software Corp., Term Loan C, (3-month USD-LIBOR + 3.25%) 4.00% 2027[10,11]	1,362	1,362
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[10,11]	1,950	2,006
Fox Corp. 4.03% 2024	1,120	1,193
Front Range BidCo, Inc. 6.125% 2028[7]	22,932	22,416
Frontier Communications Corp. 5.875% 2027[7]	20,705	21,714
Frontier Communications Corp. 5.00% 2028[7]	35,050	35,663
Frontier Communications Corp. 6.75% 2029[7]	43,798	45,112
Frontier Communications Holdings, LLC 5.875% 2029	9,300	9,277
Frontier Communications Holdings, LLC 6.00% 2030[7]	9,875	9,934
Gray Escrow II, Inc. 5.375% 2031[7]	7,825	7,913
Gray Television, Inc. 7.00% 2027[7]	17,880	19,154
iHeartCommunications, Inc. 5.25% 2027[7]	16,450	16,822
Inmarsat PLC 6.75% 2026[7]	16,600	17,243
Intelsat Jackson Holding Co. 5.50% 2023[13]	7,495	3,776
The Income Fund of America — Page 22 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Intelsat Jackson Holding Co. 8.00% 2024[7]	$40,265	$41,221
Intelsat Jackson Holding Co. 8.50% 2024[7,13]	27,625	14,261
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 4.75%) 5.75% 2022[10,11]	28,067	28,207
Intelsat Jackson Holding Co., Term Loan B3, (USD Prime Rate + 4.75%) 8.00% 2023[10,11]	3,000	3,033
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[10]	27,850	28,256
Kantar Group LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 5.25% 2026[10,11]	6,380	6,389
Lamar Media Corp. 3.75% 2028	5,094	5,155
Lamar Media Corp. 4.875% 2029	11,525	12,087
Lamar Media Corp. 3.625% 2031	3,450	3,388
Level 3 Financing, Inc. 3.75% 2029[7]	20,000	18,925
Liberty Global PLC 5.50% 2028[7]	7,975	8,264
Ligado Networks LLC 15.50% PIK 2023[7,9]	23,000	20,787
Live Nation Entertainment, Inc. 3.75% 2028[7]	5,950	5,898
Midas OpCo Holdings LLC 5.625% 2029[7]	16,750	17,083
Netflix, Inc. 3.625% 2025[7]	290	309
Netflix, Inc. 4.875% 2028	1,580	1,812
Netflix, Inc. 5.875% 2028	9,840	11,990
Netflix, Inc. 5.375% 2029[7]	21,510	25,973
Netflix, Inc. 6.375% 2029	12,500	15,781
Netflix, Inc. 4.875% 2030[7]	13,895	16,344
News Corp. 3.875% 2029[7]	17,450	17,734
Nexstar Broadcasting, Inc. 4.75% 2028[7]	35,975	36,799
Nexstar Escrow Corp. 5.625% 2027[7]	16,010	16,911
SBA Tower Trust 1.631% 2026[7]	23,592	23,297
Scripps Escrow II, Inc. 3.875% 2029[7]	7,300	7,273
Sinclair Television Group, Inc. 4.125% 2030[7]	5,150	4,912
Sirius XM Radio, Inc. 5.00% 2027[7]	4,791	5,007
Sirius XM Radio, Inc. 4.00% 2028[7]	21,000	21,177
Sirius XM Radio, Inc. 4.125% 2030[7]	11,300	11,264
Sirius XM Radio, Inc. 3.875% 2031[7]	14,875	14,308
Sprint Corp. 7.125% 2024	10,000	11,312
Sprint Corp. 7.625% 2025	36,000	41,895
Sprint Corp. 7.625% 2026	46,270	55,531
Sprint Corp. 6.875% 2028	73,237	92,695
Sprint Corp. 8.75% 2032	18,285	27,391
Summer (BC) BidCo B LLC 5.50% 2026[7]	5,930	6,041
TEGNA, Inc. 4.75% 2026[7]	12,425	12,954
TEGNA, Inc. 5.00% 2029	6,875	6,969
T-Mobile US, Inc. 2.25% 2026[7]	8,000	8,050
T-Mobile US, Inc. 2.625% 2026	6,250	6,352
T-Mobile US, Inc. 2.05% 2028	11,475	11,384
T-Mobile US, Inc. 3.375% 2029[7]	16,975	17,463
T-Mobile US, Inc. 2.875% 2031	20,450	20,348
T-Mobile US, Inc. 3.50% 2031	19,500	20,207
T-Mobile US, Inc. 3.40% 2052[7]	4,589	4,575
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[7]	58,043	56,806
Univision Communications, Inc. 6.625% 2027[7]	27,575	29,865
Univision Communications, Inc. 4.50% 2029[7]	36,750	37,226
UPC Broadband Finco BV 4.875% 2031[7]	48,900	49,777
Verizon Communications, Inc. 2.10% 2028	7,900	7,926
Verizon Communications, Inc. 2.55% 2031	6,100	6,152
Verizon Communications, Inc. 3.40% 2041	10,000	10,503
Verizon Communications, Inc. 2.875% 2050	15,000	14,316
Virgin Media O2 4.25% 2021[7]	25,438	24,801
The Income Fund of America — Page 23 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Virgin Media Secured Finance PLC 4.50% 2030[7]	$20,770	$20,770
VMED O2 UK Financing I PLC 4.75% 2031[7]	1,068	1,075
Vodafone Group PLC 4.25% 2050	7,275	8,539
Warner Music Group 3.875% 2030[7]	12,300	12,762
Ziggo Bond Co. BV 5.125% 2030[7]	14,170	14,359
Ziggo Bond Finance BV 5.50% 2027[7]	23,203	23,812
Ziggo Bond Finance BV 4.875% 2030[7]	17,075	17,384
		1,886,374
Industrials 1.23%
ADT Security Corp. 4.125% 2029[7]	8,480	8,369
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	3,978	3,915
Air Lease Corp. 2.875% 2026	24,541	25,376
Air Lease Corp. 2.10% 2028	5,900	5,733
Allison Transmission Holdings, Inc. 3.75% 2031[7]	29,410	28,308
American Airlines, Inc. 5.50% 2026[7]	5,880	6,175
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	1,704	1,739
Associated Materials, LLC 9.00% 2025[7]	20,801	22,134
Atkore, Inc. 4.25% 2031[7]	12,215	12,353
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 2029[10,11]	1,895	1,927
ATS Automation Tooling Systems, Inc. 4.125% 2028[7]	3,975	4,015
Avis Budget Car Rental, LLC 5.75% 2027[7]	8,875	9,305
Avis Budget Group, Inc. 5.375% 2029[7]	11,760	12,392
Avolon Holdings Funding, Ltd. 3.625% 2022[7]	3,935	3,979
Avolon Holdings Funding, Ltd. 3.95% 2024[7]	22,645	23,886
Avolon Holdings Funding, Ltd. 2.125% 2026[7]	17,179	16,994
Avolon Holdings Funding, Ltd. 4.25% 2026[7]	8,919	9,587
Avolon Holdings Funding, Ltd. 2.528% 2027[7]	4,438	4,360
Avolon Holdings Funding, Ltd. 3.25% 2027[7]	17,000	17,460
Avolon Holdings Funding, Ltd. 2.75% 2028[7]	10,000	9,906
Boeing Company 4.508% 2023	9,279	9,732
Boeing Company 1.95% 2024	1,579	1,608
Boeing Company 2.80% 2024	545	562
Boeing Company 4.875% 2025	52,103	57,579
Boeing Company 2.196% 2026	22,761	22,807
Boeing Company 2.75% 2026	16,896	17,478
Boeing Company 3.10% 2026	1,454	1,516
Boeing Company 5.04% 2027	24,986	28,381
Boeing Company 3.25% 2028	17,642	18,485
Boeing Company 3.25% 2028	1,025	1,071
Boeing Company 5.15% 2030	59,655	69,630
Boeing Company 3.625% 2031	26,351	28,079
Boeing Company 3.60% 2034	9,000	9,407
Boeing Company 3.50% 2039	1,090	1,107
Boeing Company 3.90% 2049	3,149	3,363
Boeing Company 3.75% 2050	9,700	10,220
Boeing Company 5.805% 2050	23,908	32,821
Bombardier, Inc. 7.50% 2024[7]	8,550	8,913
Bombardier, Inc. 7.50% 2025[7]	3,515	3,613
Bombardier, Inc. 7.125% 2026[7]	18,195	19,105
Bombardier, Inc. 7.875% 2027[7]	31,260	32,539
Bombardier, Inc. 6.00% 2028[7]	12,435	12,559
Builders FirstSource, Inc. 4.25% 2032[7]	8,610	8,691
Burlington Northern Santa Fe LLC 3.55% 2050	10,000	11,475
The Income Fund of America — Page 24 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
BWX Technologies, Inc. 4.125% 2028[7]	$5,190	$5,262
BWX Technologies, Inc. 4.125% 2029[7]	13,070	13,280
Canadian National Railway Company 3.20% 2046	1,980	2,124
Carrier Global Corp. 2.722% 2030	2,000	2,054
Carrier Global Corp. 3.577% 2050	4,100	4,448
Clarivate Science Holdings Corp. 3.875% 2028[7]	6,595	6,529
Clarivate Science Holdings Corp. 4.875% 2029[7]	8,820	8,793
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	229	230
CoreCivic, Inc. 8.25% 2026	1,799	1,842
CoreLogic, Inc. 4.50% 2028[7]	56,576	55,972
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[10,11]	3,525	3,604
CSX Corp. 3.80% 2028	1,550	1,721
CSX Corp. 4.50% 2049	3,785	4,840
Dun & Bradstreet Corp. 6.875% 2026[7]	8,976	9,369
Dun & Bradstreet Corp. 10.25% 2027[7]	14,193	15,247
General Dynamics Corp. 3.625% 2030	6,433	7,203
General Electric Capital Corp. 4.418% 2035	10,300	12,542
General Electric Co. 3.45% 2027	5,400	5,890
General Electric Co. 3.625% 2030	2,675	2,998
General Electric Co., Series D, 3.446% junior subordinated perpetual bonds[12]	95,170	93,009
Harsco Corp. 5.75% 2027[7]	18,440	19,197
Honeywell International, Inc. 2.30% 2024	4,405	4,577
Howmet Aerospace, Inc. 6.875% 2025	11,480	13,317
Icahn Enterprises Finance Corp. 4.75% 2024	14,360	14,901
JELD-WEN Holding, Inc. 4.875% 2027[7]	13,745	14,243
L3Harris Technologies, Inc. 1.80% 2031	8,925	8,568
LABL Escrow Issuer, LLC 10.50% 2027[7]	7,000	7,412
LSC Communications, Inc. 8.75% 2023[1,4,7,13]	25,849	597
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[1,4,10,11,13]	3,697	85
Masco Corp. 1.50% 2028	8,605	8,301
Masco Corp. 2.00% 2031	4,970	4,794
Masco Corp. 3.125% 2051	2,294	2,313
MasTec, Inc. 4.50% 2028[7]	19,290	19,796
Meritor, Inc. 4.50% 2028[7]	4,600	4,583
Mexico City Airport Trust 3.875% 2028[7]	770	797
Mexico City Airport Trust 5.50% 2046	2,303	2,332
Mexico City Airport Trust 5.50% 2047	4,482	4,558
Mexico City Airport Trust 5.50% 2047[7]	215	219
Moog, Inc. 4.25% 2027[7]	11,829	12,192
Mueller Water Products, Inc. 4.00% 2029[7]	5,110	5,199
NESCO Holdings II, Inc. 5.50% 2029[7]	10,555	10,700
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[7]	10,150	10,566
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[7]	7,630	7,997
Norfolk Southern Corp. 3.05% 2050	3,727	3,826
Northrop Grumman Corp. 3.25% 2028	8,995	9,691
Otis Worldwide Corp. 2.293% 2027	2,440	2,504
PGT Innovations, Inc. 4.375% 2029[7]	14,030	13,925
Raytheon Technologies Corp. 1.90% 2031	13,845	13,381
Raytheon Technologies Corp. 2.82% 2051	15,000	14,793
Roller Bearing Company of America, Inc. 4.375% 2029[7]	2,905	2,963
Rolls-Royce PLC 5.75% 2027[7]	16,750	18,556
Sensata Technologies Holding BV 4.00% 2029[7]	8,455	8,598
Sensata Technologies, Inc. 3.75% 2031[7]	7,225	7,135
Siemens AG 1.20% 2026[7]	22,471	22,255
The Income Fund of America — Page 25 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Siemens AG 1.70% 2028[7]	$12,575	$12,457
SkyMiles IP, Ltd. 4.75% 2028[7]	35,245	39,155
SRS Distribution, Inc. 6.125% 2029[7]	5,975	6,154
Stericycle, Inc. 3.875% 2029[7]	17,030	16,796
The Brink’s Co. 4.625% 2027[7]	10,510	10,857
TransDigm, Inc. 6.25% 2026[7]	61,602	64,374
TransDigm, Inc. 5.50% 2027	38,374	39,333
TransDigm, Inc. 4.625% 2029	9,870	9,821
Triton Container International, Ltd. 1.15% 2024[7]	3,938	3,911
Triton Container International, Ltd. 3.15% 2031[7]	7,222	7,311
Triumph Group, Inc. 6.25% 2024[7]	4,320	4,319
Triumph Group, Inc. 8.875% 2024[7]	5,981	6,596
Triumph Group, Inc. 7.75% 2025[7]	3,875	3,946
Uber Technologies, Inc. 8.00% 2026[7]	13,105	13,965
Union Pacific Corp. 3.75% 2025	4,720	5,129
Union Pacific Corp. 2.15% 2027	1,854	1,909
Union Pacific Corp. 2.40% 2030	1,931	1,988
Union Pacific Corp. 2.375% 2031	2,070	2,115
Union Pacific Corp. 2.891% 2036	3,245	3,387
Union Pacific Corp. 2.95% 2052	12,966	13,315
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024	2,729	2,797
United Airlines Holdings, Inc. 6.50% 2027[7]	27,525	29,991
United Airlines, Inc. 4.375% 2026[7]	6,180	6,401
United Airlines, Inc. 4.625% 2029[7]	16,675	17,212
United Rentals, Inc. 5.25% 2030	6,840	7,413
United Rentals, Inc. 3.875% 2031	8,600	8,674
United Rentals, Inc. 3.75% 2032	4,750	4,745
United Technologies Corp. 3.95% 2025	5,290	5,777
Vertical Holdco GMBH 7.625% 2028[7]	8,825	9,365
Vertical U.S. Newco, Inc. 5.25% 2027[7]	9,075	9,248
Virgin Australia Holdings, Ltd. 7.875% 2031[7,13]	1,750	135
WESCO Distribution, Inc. 7.125% 2025[7]	11,130	11,812
WESCO Distribution, Inc. 7.25% 2028[7]	6,240	6,890
Westinghouse Air Brake Technologies Corp. 4.40% 2024[12]	1,491	1,593
		1,579,373
Utilities 1.09%
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[7]	543	563
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[7]	17,000	18,748
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2026[7]	200	225
AEP Transmission Co. LLC 3.75% 2047	3,660	4,189
AEP Transmission Co. LLC 3.65% 2050	250	286
AES Corp. 3.30% 2025[7]	17,950	18,891
American Electric Power Company, Inc. 2.95% 2022	12,065	12,315
American Electric Power Company, Inc. 4.30% 2028	3,300	3,734
American Water Cap Corp. 2.80% 2030	1,200	1,250
AmeriGas Partners LP 5.50% 2025	6,850	7,432
Calpine Corp. 5.125% 2028[7]	12,315	12,269
Calpine Corp. 3.75% 2031[7]	5,795	5,571
CenterPoint Energy, Inc. 2.50% 2022	3,000	3,045
Colbun SA 3.95% 2027[7]	1,554	1,659
Comisión Federal de Electricidad 3.348% 2031[7]	9,000	8,685
Comisión Federal de Electricidad 4.677% 2051[7]	9,162	8,553
Commonwealth Edison Co. 4.00% 2048	5,225	6,281
The Income Fund of America — Page 26 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Consolidated Edison Company of New York, Inc. 3.60% 2061	$8,390	$9,088
Dominion Resources, Inc., junior subordinated, 3.071% 2024[12]	2,550	2,677
DPL, Inc. 4.125% 2025	6,870	7,275
DTE Energy Company 3.95% 2049	2,060	2,487
Duke Energy Indiana, Inc. 4.90% 2043	14,785	18,922
Duke Energy Indiana, Inc. 3.25% 2049	3,100	3,285
Duke Energy Progress, Inc. 4.15% 2044	2,110	2,515
Edison International 3.125% 2022	3,970	4,047
Edison International 3.55% 2024	20,475	21,615
Edison International 4.95% 2025	400	439
Edison International 5.75% 2027	6,745	7,738
Edison International 4.125% 2028	5,866	6,285
EDP Finance BV 3.625% 2024[7]	10,175	10,802
Electricité de France SA 4.75% 2035[7]	8,250	9,938
Electricité de France SA 4.875% 2038[7]	1,750	2,166
Emera US Finance LP 0.833% 2024[7]	1,675	1,655
Emera US Finance LP 2.639% 2031[7]	2,100	2,091
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[12]	36,024	42,423
Empresa Nacional de Electricidad SA 4.25% 2024	900	963
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[7,12]	37,337	42,245
Entergy Corp. 2.80% 2030	6,650	6,815
Entergy Louisiana, LLC 4.20% 2048	5,125	6,321
Eversource Energy 3.80% 2023	4,095	4,340
Exelon Corp. 4.05% 2030	1,000	1,127
Exelon Corp. 4.70% 2050	850	1,096
Exelon Corp., junior subordinated, 3.497% 2022[12]	8,000	8,114
FirstEnergy Corp. 3.35% 2022[12]	38,325	38,660
FirstEnergy Corp. 1.60% 2026	989	976
FirstEnergy Corp. 4.40% 2027[12]	52,543	57,034
FirstEnergy Corp. 3.50% 2028[7]	2,500	2,668
FirstEnergy Corp. 4.10% 2028[7]	1,325	1,480
FirstEnergy Corp. 2.25% 2030	900	867
FirstEnergy Corp. 2.65% 2030	6,430	6,343
FirstEnergy Corp. 7.375% 2031	14,030	19,148
FirstEnergy Corp. 3.40% 2050	39,900	39,681
FirstEnergy Corp., Series B, 4.75% 2023[12]	37,234	38,629
FirstEnergy Transmission LLC 2.866% 2028[7]	10,750	11,089
Georgia Power Co. 2.65% 2029	450	466
Georgia Power Co. 3.70% 2050	1,862	2,025
Gulf Power Co. 3.30% 2027	600	649
Interstate Power and Light Co. 3.25% 2024	3,250	3,440
Israel Electric Corp., Ltd. 8.10% 2096[7]	4,905	7,159
Jersey Central Power & Light Co. 2.75% 2032[7]	1,025	1,049
Mississippi Power Co. 3.95% 2028	6,437	7,180
Mississippi Power Co. 4.25% 2042	2,550	3,020
Monongahela Power Co. 3.55% 2027[7]	2,550	2,777
Northern States Power Co. 4.125% 2044	11,000	13,410
Northern States Power Co. 3.20% 2052	4,715	5,135
NRG Energy, Inc. 3.625% 2031[7]	11,050	10,768
Pacific Gas and Electric Co. 1.75% 2022	30,000	29,933
Pacific Gas and Electric Co. 1.367% 2023	16,175	16,126
Pacific Gas and Electric Co. 3.85% 2023	8,710	9,026
Pacific Gas and Electric Co. 4.25% 2023	20,475	21,333
The Income Fund of America — Page 27 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.40% 2024	$4,510	$4,670
Pacific Gas and Electric Co. 3.45% 2025	1,250	1,304
Pacific Gas and Electric Co. 2.95% 2026	22,350	22,866
Pacific Gas and Electric Co. 3.15% 2026	43,971	45,295
Pacific Gas and Electric Co. 2.10% 2027	750	728
Pacific Gas and Electric Co. 3.30% 2027	28,000	28,683
Pacific Gas and Electric Co. 3.30% 2027	10,863	11,169
Pacific Gas and Electric Co. 3.00% 2028	5,815	5,864
Pacific Gas and Electric Co. 3.75% 2028	16,225	17,021
Pacific Gas and Electric Co. 4.65% 2028	10,211	11,154
Pacific Gas and Electric Co. 4.55% 2030	62,112	67,713
Pacific Gas and Electric Co. 2.50% 2031	41,589	39,759
Pacific Gas and Electric Co. 3.25% 2031	2,375	2,384
Pacific Gas and Electric Co. 3.30% 2040	4,050	3,828
Pacific Gas and Electric Co. 3.75% 2042	17,045	16,190
Pacific Gas and Electric Co. 3.50% 2050	6,229	5,929
PacifiCorp 3.30% 2051	1,150	1,220
PacifiCorp, First Mortgage Bonds, 4.125% 2049	11,000	13,196
PG&E Corp. 5.00% 2028	31,335	32,628
PG&E Corp. 5.25% 2030	36,860	38,556
Progress Energy, Inc. 7.00% 2031	4,000	5,447
Progress Energy, Inc. 7.75% 2031	2,500	3,492
Public Service Electric and Gas Co. 3.15% 2050	1,950	2,085
Public Service Enterprise Group, Inc. 2.65% 2022	2,075	2,117
Puget Energy, Inc. 5.625% 2022	3,471	3,552
Southern California Edison Co. 1.845% 2022	639	641
Southern California Edison Co. 3.50% 2023	19,000	19,874
Southern California Edison Co. 3.70% 2025	450	486
Southern California Edison Co. 2.85% 2029	8,900	9,180
Southern California Edison Co. 4.20% 2029	14,250	15,963
Southern California Edison Co. 5.35% 2035	17,725	22,001
Southern California Edison Co. 5.75% 2035	4,400	5,641
Southern California Edison Co. 5.625% 2036	16,750	21,122
Southern California Edison Co. 5.55% 2037	3,475	4,331
Southern California Edison Co. 5.95% 2038	8,500	11,150
Southern California Edison Co. 4.50% 2040	19,690	22,770
Southern California Edison Co. 5.50% 2040	839	1,062
Southern California Edison Co. 4.00% 2047	15,817	17,610
Southern California Edison Co. 4.125% 2048	17,876	20,171
Southern California Edison Co. 4.875% 2049	675	851
Southern California Edison Co. 3.65% 2050	16,064	17,344
Southern California Edison Co. 2.95% 2051	971	926
Southern California Edison Co. 3.65% 2051	1,325	1,424
Southern California Edison Co., Series C, 3.60% 2045	11,875	12,379
Southern Co. 4.25% 2036	1,300	1,487
Southern Co. 4.40% 2046	2,100	2,506
Southwestern Electric Power Co. 1.65% 2026	5,075	5,077
Talen Energy Corp. 6.50% 2025	180	109
Talen Energy Corp. 10.50% 2026[7]	9,895	6,561
Talen Energy Corp. 7.25% 2027[7]	34,489	33,049
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 3.837% 2026[10,11]	17,037	16,142
Talen Energy Supply, LLC 7.625% 2028[7]	21,100	20,188
Venture Global Calcasieu Pass, LLC 3.875% 2029[7]	13,565	13,819
Virginia Electric and Power Co. 3.45% 2024	560	590
The Income Fund of America — Page 28 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Virginia Electric and Power Co. 3.10% 2025	$2,625	$2,775
Wisconsin Power and Light Co. 3.65% 2050	350	405
Xcel Energy, Inc. 1.75% 2027	2,675	2,673
Xcel Energy, Inc. 2.60% 2029	3,500	3,599
Xcel Energy, Inc. 2.35% 2031	2,475	2,475
		1,393,467
Materials 1.02%
Air Products and Chemicals, Inc. 1.85% 2027	1,857	1,891
Alcoa Netherlands Holding BV 5.50% 2027[7]	13,410	14,433
Alcoa Netherlands Holding BV 4.125% 2029[7]	4,150	4,321
Allegheny Technologies, Inc. 4.875% 2029	7,195	7,199
Allegheny Technologies, Inc. 5.125% 2031	3,050	3,042
Anglo American Capital PLC 2.25% 2028[7]	6,553	6,446
Anglo American Capital PLC 2.625% 2030[7]	16,107	15,887
ArcelorMittal 4.25% 2029	2,412	2,651
ArcelorMittal 7.00% 2039	1,733	2,417
ArcelorMittal 6.75% 2041	2,735	3,774
Arconic Corp. 6.00% 2025[7]	10,820	11,334
Arconic Rolled Products Corp. 6.125% 2028[7]	3,300	3,481
Ardagh Group SA 6.50% Cash 2027[7,9]	22,795	23,906
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[7]	21,920	21,825
Ardagh Packaging Finance 5.25% 2025[7]	8,343	8,687
Ardagh Packaging Finance 5.25% 2027[7]	5,685	5,678
Axalta Coating Systems LLC 4.75% 2027[7]	9,076	9,337
Ball Corp. 3.125% 2031	13,405	13,053
BWAY Parent Co., Inc. 5.50% 2024[7]	9,890	9,924
Canpack SA / Canpack US, LLC 3.875% 2029[7]	11,315	11,244
Cascades, Inc. 5.125% 2026[7]	9,020	9,527
Cascades, Inc. 5.375% 2028[7]	5,870	6,149
Cleveland-Cliffs, Inc. 9.875% 2025[7]	5,569	6,383
Cleveland-Cliffs, Inc. 6.75% 2026[7]	6,645	7,085
Cleveland-Cliffs, Inc. 5.875% 2027	54,860	57,123
Cleveland-Cliffs, Inc. 7.00% 2027	1,300	1,368
Cleveland-Cliffs, Inc. 4.625% 2029[7]	9,950	10,323
Cleveland-Cliffs, Inc. 4.875% 2031[7]	8,989	9,372
Constellium SE 3.75% 2029[7]	12,685	12,283
CRH America, Inc. 5.125% 2045[7]	350	466
CVR Partners LP 9.25% 2023[7]	1,296	1,301
CVR Partners LP 6.125% 2028[7]	12,240	12,684
Dow Chemical Co. 3.625% 2026	1,616	1,753
Dow Chemical Co. 3.60% 2050	16,096	17,555
Element Solutions, Inc. 3.875% 2028[7]	16,085	16,090
First Quantum Minerals, Ltd. 7.25% 2023[7]	9,725	9,914
First Quantum Minerals, Ltd. 6.50% 2024[7]	34,741	35,306
First Quantum Minerals, Ltd. 7.50% 2025[7]	66,150	68,548
First Quantum Minerals, Ltd. 6.875% 2026[7]	23,575	24,577
First Quantum Minerals, Ltd. 6.875% 2027[7]	40,670	43,466
FMG Resources 4.375% 2031[7]	22,780	23,093
Freeport-McMoRan, Inc. 4.25% 2030	8,150	8,608
Freeport-McMoRan, Inc. 5.40% 2034	7,499	9,171
Freeport-McMoRan, Inc. 5.45% 2043	14,100	17,755
FXI Holdings, Inc. 7.875% 2024[7]	26,258	26,783
FXI Holdings, Inc. 12.25% 2026[7]	32,297	35,982
The Income Fund of America — Page 29 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
GPC Merger Sub, Inc. 7.125% 2028[7]	$13,595	$14,007
Hexion, Inc. 7.875% 2027[7]	28,001	29,716
Huntsman International LLC 2.95% 2031	1,369	1,398
INEOS Group Holdings SA 5.625% 2024[7]	8,980	9,002
International Flavors & Fragrances, Inc. 1.832% 2027[7]	3,375	3,332
International Flavors & Fragrances, Inc. 3.468% 2050[7]	5,000	5,367
International Paper Co. 7.30% 2039	5,615	8,645
Joseph T. Ryerson & Son, Inc. 8.50% 2028[7]	3,391	3,777
Labl, Inc. 8.25% 2029[7]	13,885	13,671
LSB Industries, Inc. 6.25% 2028[7]	4,490	4,539
LYB International Finance III, LLC 2.25% 2030	9,066	9,035
LYB International Finance III, LLC 3.375% 2040	4,486	4,650
LYB International Finance III, LLC 3.625% 2051	48,239	51,427
LYB International Finance III, LLC 3.80% 2060	4,106	4,401
Mercer International, Inc. 5.125% 2029	5,800	5,774
Methanex Corp. 5.125% 2027	70,655	74,629
Mosaic Co. 3.25% 2022	1,500	1,538
Nova Chemicals Corp. 4.25% 2029[7]	20,040	19,805
Novelis Corp. 4.75% 2030[7]	24,935	25,964
Novelis Corp. 3.875% 2031[7]	7,665	7,493
Nutrien, Ltd. 1.90% 2023	7,974	8,109
OCI NV 5.25% 2024[7]	20,855	21,402
Owens-Illinois, Inc. 5.875% 2023[7]	18,820	19,832
Praxair, Inc. 1.10% 2030	4,407	4,099
Rayonier A.M. Products, Inc. 7.625% 2026[7]	1,824	1,883
Rio Tinto Finance (USA) Ltd. 2.75% 2051	7,348	7,332
SCIH Salt Holdings, Inc. 4.875% 2028[7]	18,270	17,882
SCIH Salt Holdings, Inc. 6.625% 2029[7]	18,765	17,693
Scotts Miracle-Gro Co. 4.50% 2029	18,595	19,398
Scotts Miracle-Gro Co. 4.375% 2032[7]	12,000	12,076
Sealed Air Corp. 4.00% 2027[7]	19,239	20,130
Sherwin-Williams Company 3.80% 2049	10,414	11,971
Silgan Holdings, Inc. 4.125% 2028	11,484	11,685
Summit Materials, Inc. 6.50% 2027[7]	9,760	10,211
Summit Materials, Inc. 5.25% 2029[7]	12,425	13,031
Trivium Packaging BV 5.50% 2026[7]	9,902	10,298
Trivium Packaging BV 8.50% 2027[7]	7,865	8,306
Valvoline, Inc. 4.25% 2030[7]	11,680	11,871
Valvoline, Inc. 3.625% 2031[7]	13,689	13,364
Venator Materials Corp. 5.75% 2025[7]	45,720	42,792
Venator Materials Corp. 9.50% 2025[7]	20,172	22,214
W. R. Grace Holdings LLC 4.875% 2027[7]	11,595	11,792
W. R. Grace Holdings LLC 5.625% 2029[7]	9,305	9,410
Warrior Met Coal, Inc. 8.00% 2024[7]	25,662	25,921
Westlake Chemical Corp. 5.00% 2046	350	441
Westlake Chemical Corp. 4.375% 2047	300	352
		1,304,860
Consumer staples 0.63%
7-Eleven, Inc. 0.80% 2024[7]	11,565	11,488
7-Eleven, Inc. 0.95% 2026[7]	4,700	4,573
7-Eleven, Inc. 1.30% 2028[7]	6,710	6,397
7-Eleven, Inc. 1.80% 2031[7]	7,001	6,649
Albertsons Companies, Inc. 3.50% 2029[7]	6,195	6,114
The Income Fund of America — Page 30 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 5.80% 2039	$21,295	$25,967
Altria Group, Inc. 3.40% 2041	8,500	7,948
Altria Group, Inc. 4.50% 2043	4,000	4,286
Altria Group, Inc. 5.95% 2049	17,533	22,415
Altria Group, Inc. 3.70% 2051	8,500	8,100
Anheuser-Busch InBev NV 4.00% 2028	8,025	9,028
Anheuser-Busch InBev NV 5.45% 2039	6,000	7,893
Anheuser-Busch InBev NV 4.95% 2042	9,095	11,470
Anheuser-Busch InBev NV 4.60% 2048	700	866
Anheuser-Busch InBev NV 5.55% 2049	3,550	4,986
Anheuser-Busch InBev NV 4.50% 2050	3,400	4,218
B&G Foods, Inc. 5.25% 2025	12,250	12,510
B&G Foods, Inc. 5.25% 2027	17,875	18,354
British American Tobacco International Finance PLC 3.95% 2025[7]	10,914	11,777
British American Tobacco International Finance PLC 1.668% 2026	8,990	8,893
British American Tobacco PLC 3.222% 2024	8,000	8,415
British American Tobacco PLC 3.215% 2026	8,308	8,763
British American Tobacco PLC 3.557% 2027	1,479	1,567
British American Tobacco PLC 2.259% 2028	9,610	9,441
British American Tobacco PLC 4.39% 2037	14,255	15,257
British American Tobacco PLC 4.54% 2047	40,820	42,843
British American Tobacco PLC 4.758% 2049	33,784	36,694
British American Tobacco PLC 5.282% 2050	5,000	5,774
Central Garden & Pet Co. 4.125% 2030	11,846	11,949
Central Garden & Pet Co. 4.125% 2031[7]	11,925	11,940
Conagra Brands, Inc. 1.375% 2027	2,000	1,928
Constellation Brands, Inc. 3.20% 2023	2,060	2,122
Constellation Brands, Inc. 2.25% 2031	4,463	4,370
Darling Ingredients, Inc. 5.25% 2027[7]	10,085	10,463
Edgewell Personal Care Co. 5.50% 2028[7]	4,040	4,231
Energizer Holdings, Inc. 4.375% 2029[7]	14,640	14,047
Imperial Tobacco Finance PLC 3.50% 2023[7]	10,000	10,264
Ingles Markets, Inc. 4.00% 2031[7]	9,815	9,779
JBS Investments GMBH II 7.00% 2026	15,050	15,671
JBS Investments GmbH II 7.00% 2026[7]	1,800	1,874
JBS Luxembourg SARL 3.625% 2032[7]	5,113	5,055
JBS USA Lux SA 5.50% 2030[7]	1,120	1,228
Keurig Dr Pepper, Inc. 4.985% 2038	8,185	10,274
Kraft Heinz Company 3.875% 2027	10,775	11,689
Kraft Heinz Company 4.25% 2031	6,180	6,984
Kraft Heinz Company 4.625% 2039	4,310	5,026
Kraft Heinz Company 5.20% 2045	13,830	17,616
Kraft Heinz Company 4.375% 2046	12,855	15,028
Kraft Heinz Company 4.875% 2049	18,885	23,417
Kraft Heinz Company 5.50% 2050	5,340	7,163
Kronos Acquisition Holdings, Inc. 5.00% 2026[7]	10,800	10,705
Kronos Acquisition Holdings, Inc. 7.00% 2027[7]	9,860	9,552
Lamb Weston Holdings, Inc. 4.125% 2030[7]	22,585	22,635
Molson Coors Brewing Co. 4.20% 2046	9,290	10,417
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 2026[10,11]	41,251	41,424
PepsiCo, Inc. 1.95% 2031	6,004	5,965
PepsiCo, Inc. 2.625% 2041	12,500	12,645
PepsiCo, Inc. 2.75% 2051	10,000	10,328
Performance Food Group, Inc. 4.25% 2029[7]	9,325	9,337
The Income Fund of America — Page 31 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 2.375% 2022	$5,035	$5,108
Philip Morris International, Inc. 2.625% 2022	8,405	8,447
Philip Morris International, Inc. 0.875% 2026	10,101	9,818
Philip Morris International, Inc. 1.75% 2030	9,986	9,578
Post Holdings, Inc. 5.625% 2028[7]	9,680	10,115
Post Holdings, Inc. 5.50% 2029[7]	9,040	9,628
Post Holdings, Inc. 4.625% 2030[7]	32,415	32,618
Prestige Brands International, Inc. 5.125% 2028[7]	8,162	8,519
Prestige Brands International, Inc. 3.75% 2031[7]	7,445	7,203
Reynolds American, Inc. 5.70% 2035	3,130	3,715
Reynolds American, Inc. 5.85% 2045	18,028	22,096
Simmons Foods, Inc. 4.625% 2029[7]	26,532	26,830
		811,487
Information technology 0.55%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[10,11]	32,150	32,198
Analog Devices, Inc. 1.70% 2028	4,459	4,435
Analog Devices, Inc. 2.10% 2031	3,937	3,938
Analog Devices, Inc. 2.80% 2041	8,586	8,750
Analog Devices, Inc. 2.95% 2051	5,668	5,905
Apple, Inc. 0.70% 2026	8,500	8,336
Apple, Inc. 1.20% 2028	17,000	16,485
Apple, Inc. 1.65% 2031	8,500	8,242
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 2025[10,11]	10,708	10,884
Avaya, Inc. 6.125% 2028[7]	7,100	7,395
Black Knight, Inc. 3.625% 2028[7]	21,200	21,120
BMC Software, Inc. 9.125% 2026[7]	14,050	14,703
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[10,11]	12,375	12,558
Booz Allen Hamilton, Inc. 4.00% 2029[7]	11,967	12,132
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	6,974	7,562
Broadcom, Inc. 3.15% 2025	954	1,008
Broadcom, Inc. 2.45% 2031[7]	8,329	8,064
Broadcom, Inc. 2.60% 2033[7]	8,573	8,268
Broadcom, Inc. 3.419% 2033[7]	3,146	3,251
Broadcom, Inc. 3.469% 2034[7]	58,532	60,438
Broadcom, Inc. 3.137% 2035[7]	15,359	15,112
Broadcom, Inc. 3.187% 2036[7]	10,450	10,285
Broadcom, Inc. 3.50% 2041[7]	13,408	13,323
Broadcom, Inc. 3.75% 2051[7]	11,431	11,834
CA Magnum Holdings 5.375% 2026[7]	2,150	2,206
CommScope Finance LLC 6.00% 2026[7]	26,850	27,689
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.875% 2023[10,11]	5,547	5,478
Diebold Nixdorf, Inc. 9.375% 2025[7]	38,410	41,435
Diebold, Inc. 8.50% 2024	8,150	8,151
Entegris, Inc. 3.625% 2029[7]	30,000	30,262
Fidelity National Information Services, Inc. 1.65% 2028	1,265	1,231
Fidelity National Information Services, Inc. 2.25% 2031	3,420	3,365
Fidelity National Information Services, Inc. 3.10% 2041	2,027	2,055
Fiserv, Inc. 2.65% 2030	11,009	11,197
Gartner, Inc. 4.50% 2028[7]	16,625	17,331
Gartner, Inc. 3.75% 2030[7]	5,300	5,380
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.837% 2024[10,11]	8,723	8,740
Microsoft Corp. 2.65% 2022	6,000	6,120
Microsoft Corp. 2.875% 2024	6,865	7,185
The Income Fund of America — Page 32 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Microsoft Corp. 2.921% 2052	$6,000	$6,365
MoneyGram International, Inc. 5.375% 2026[7]	9,700	9,736
NCR Corp. 5.125% 2029[7]	16,500	16,893
Oracle Corp. 3.65% 2041	15,000	15,740
Oracle Corp. 3.95% 2051	12,173	13,229
PayPal Holdings, Inc. 2.65% 2026	5,910	6,238
PayPal Holdings, Inc. 2.30% 2030	3,300	3,361
Rocket Software, Inc. 6.50% 2029[7]	16,050	15,355
Sabre GLBL, Inc. 7.375% 2025[7]	3,125	3,324
Sabre Holdings Corp. 9.25% 2025[7]	5,100	5,901
salesforce.com, inc. 1.50% 2028	10,175	10,024
salesforce.com, inc. 1.95% 2031	5,450	5,407
salesforce.com, inc. 2.70% 2041	7,025	7,072
Simon Property Group LP 3.50% 2025	3,750	4,042
Simon Property Group LP 2.65% 2030	4,100	4,188
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[10,11]	11,125	11,165
Square, Inc. 3.50% 2031[7]	9,980	10,242
Synaptics, Inc. 4.00% 2029[7]	3,700	3,742
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2026[10,11]	2,747	2,756
Ultimate Software Group, Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[10,11]	5,300	5,410
Unisys Corp. 6.875% 2027[7]	3,200	3,492
VeriSign, Inc. 2.70% 2031	3,020	3,054
Veritas Holdings, Ltd. 7.50% 2025[7]	14,865	15,422
Viavi Solutions, Inc. 3.75% 2029[7]	1,800	1,789
Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[10,11]	771	775
Visa, Inc. 3.15% 2025	8,000	8,600
Xerox Corp. 5.00% 2025[7]	15,650	16,276
Xerox Corp. 5.50% 2028[7]	5,725	5,797
		699,446
Real estate 0.53%
Alexandria Real Estate Equities, Inc. 3.95% 2028	975	1,090
Alexandria Real Estate Equities, Inc. 2.75% 2029	4,851	5,029
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,375	2,569
Alexandria Real Estate Equities, Inc. 1.875% 2033	7,073	6,640
American Campus Communities, Inc. 4.125% 2024	24,700	26,589
American Campus Communities, Inc. 3.625% 2027	7,600	8,218
American Tower Corp. 1.45% 2026	9,408	9,273
American Tower Corp. 1.60% 2026	7,822	7,784
American Tower Corp. 3.55% 2027	2,525	2,724
American Tower Corp. 2.30% 2031	16,671	16,310
American Tower Corp. 2.95% 2051	16,675	16,166
Brandywine Operating Partnership LP 3.95% 2023	1,639	1,693
Brookfield Property REIT, Inc. 5.75% 2026[7]	34,590	35,827
Corporate Office Properties LP 2.75% 2031	7,219	7,253
Diversified Healthcare Trust 4.375% 2031	18,290	17,698
Equinix, Inc. 1.45% 2026	15,835	15,656
Equinix, Inc. 2.90% 2026	1,144	1,200
Equinix, Inc. 1.80% 2027	3,699	3,677
Equinix, Inc. 1.55% 2028	3,175	3,080
Equinix, Inc. 2.00% 2028	5,211	5,157
Equinix, Inc. 3.20% 2029	1,552	1,636
Equinix, Inc. 2.50% 2031	7,011	7,018
Equinix, Inc. 3.00% 2050	1,824	1,785
The Income Fund of America — Page 33 of 52

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 3.40% 2052	$6,828	$7,129
Essex Portfolio LP 3.875% 2024	5,900	6,268
Essex Portfolio LP 3.50% 2025	1,920	2,043
Extra Space Storage, Inc. 2.35% 2032	2,199	2,142
Gaming and Leisure Properties, Inc. 3.35% 2024	2,526	2,665
Hospitality Properties Trust 7.50% 2025	5,224	5,784
Hospitality Properties Trust 3.95% 2028	1,990	1,853
Howard Hughes Corp. 5.375% 2028[7]	53,705	56,390
Howard Hughes Corp. 4.125% 2029[7]	29,435	29,503
Howard Hughes Corp. 4.375% 2031[7]	40,080	40,145
Invitation Homes Operating Partnership LP 2.00% 2031	3,800	3,609
Iron Mountain, Inc. 4.875% 2027[7]	10,665	11,005
Iron Mountain, Inc. 5.00% 2028[7]	15,096	15,569
Iron Mountain, Inc. 5.25% 2028[7]	17,489	18,254
Iron Mountain, Inc. 5.25% 2030[7]	23,195	24,250
Iron Mountain, Inc. 4.50% 2031[7]	19,670	19,892
Kennedy-Wilson Holdings, Inc. 4.75% 2029	38,320	39,134
Kennedy-Wilson Holdings, Inc. 4.75% 2030	25,412	25,603
Kennedy-Wilson Holdings, Inc. 5.00% 2031	28,068	28,594
Ladder Capital Corp. 5.25% 2025[7]	3,930	3,964
Medical Properties Trust, Inc. 5.00% 2027	7,365	7,762
Medical Properties Trust, Inc. 3.50% 2031	5,178	5,224
Park Intermediate Holdings LLC 4.875% 2029[7]	13,265	13,448
Public Storage 0.875% 2026	2,014	1,975
Public Storage 1.85% 2028	8,037	8,033
Public Storage 2.30% 2031	6,035	6,106
Realogy Corp. 5.75% 2029[7]	31,975	33,174
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[7]	7,875	7,806
RLJ Lodging Trust, LP 4.00% 2029[7]	12,680	12,671
Scentre Group 3.25% 2025[7]	10,365	10,961
Scentre Group 3.50% 2025[7]	5,455	5,783
Scentre Group 3.75% 2027[7]	3,000	3,259
Service Properties Trust 5.50% 2027	2,845	2,978
Sun Communities Operating LP 2.30% 2028	6,066	6,023
Sun Communities Operating LP 2.70% 2031	2,191	2,200
		675,271
Total corporate bonds, notes & loans		18,207,627
Mortgage-backed obligations 3.23% Federal agency mortgage-backed obligations 2.93%
Fannie Mae Pool #932119 4.50% 2024[14]	245	256
Fannie Mae Pool #995265 5.50% 2024[14]	10	10
Fannie Mae Pool #AD8191 4.00% 2025[14]	116	122
Fannie Mae Pool #AD6392 4.50% 2025[14]	220	231
Fannie Mae Pool #AD3149 4.50% 2025[14]	119	124
Fannie Mae Pool #AD6119 4.50% 2025[14]	111	115
Fannie Mae Pool #AD5692 4.50% 2025[14]	97	102
Fannie Mae Pool #AI6180 4.00% 2026[14]	43	45
Fannie Mae Pool #MA1035 3.00% 2027[14]	53	56
Fannie Mae Pool #AK5169 3.00% 2027[14]	33	35
Fannie Mae Pool #AL2940 3.50% 2027[14]	231	246
Fannie Mae Pool #AL4693 3.00% 2028[14]	10	10
Fannie Mae Pool #AU6794 3.00% 2028[14]	4	4
The Income Fund of America — Page 34 of 52

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL8241 3.00% 2029[14]	$245	$257
Fannie Mae Pool #AL8347 4.00% 2029[14]	287	304
Fannie Mae Pool #BM1231 3.50% 2031[14]	212	225
Fannie Mae Pool #BJ5674 3.00% 2033[14]	238	251
Fannie Mae Pool #MA3541 4.00% 2033[14]	220	233
Fannie Mae Pool #BJ6249 4.00% 2033[14]	193	209
Fannie Mae Pool #254767 5.50% 2033[14]	133	154
Fannie Mae Pool #MA3611 4.00% 2034[14]	95	101
Fannie Mae Pool #BN1085 4.00% 2034[14]	11	11
Fannie Mae Pool #735228 5.50% 2035[14]	117	137
Fannie Mae Pool #AS8554 3.00% 2036[14]	14,708	15,550
Fannie Mae Pool #BE4703 3.00% 2036[14]	665	704
Fannie Mae Pool #888795 5.50% 2036[14]	778	906
Fannie Mae Pool #256308 6.00% 2036[14]	198	233
Fannie Mae Pool #878099 6.00% 2036[14]	132	153
Fannie Mae Pool #880426 6.00% 2036[14]	61	68
Fannie Mae Pool #888637 6.00% 2037[14]	1,233	1,458
Fannie Mae Pool #950991 6.00% 2037[14]	386	451
Fannie Mae Pool #936999 6.00% 2037[14]	358	408
Fannie Mae Pool #945832 6.50% 2037[14]	92	107
Fannie Mae Pool #941315 6.50% 2037[14]	29	33
Fannie Mae Pool #995674 6.00% 2038[14]	681	804
Fannie Mae Pool #929964 6.00% 2038[14]	437	517
Fannie Mae Pool #AE0967 3.50% 2039[14]	107	115
Fannie Mae Pool #932274 4.50% 2039[14]	6,378	7,132
Fannie Mae Pool #AC0479 6.00% 2039[14]	300	351
Fannie Mae Pool #AE0443 6.50% 2039[14]	144	167
Fannie Mae Pool #AE4483 4.00% 2040[14]	1,629	1,798
Fannie Mae Pool #AE8073 4.00% 2040[14]	132	146
Fannie Mae Pool #AE9377 4.50% 2040[14]	7	8
Fannie Mae Pool #AD4927 5.00% 2040[14]	1,790	2,023
Fannie Mae Pool #MA4387 2.00% 2041[14]	13,988	14,260
Fannie Mae Pool #AE0828 3.50% 2041[14]	45	49
Fannie Mae Pool #AB4050 4.00% 2041[14]	241	266
Fannie Mae Pool #AJ4189 4.00% 2041[14]	151	167
Fannie Mae Pool #AJ4154 4.00% 2041[14]	127	141
Fannie Mae Pool #AJ0257 4.00% 2041[14]	58	65
Fannie Mae Pool #AB2470 4.50% 2041[14]	27	30
Fannie Mae Pool #AI8482 5.00% 2041[14]	88	100
Fannie Mae Pool #AI4836 5.00% 2041[14]	76	86
Fannie Mae Pool #AI3422 5.00% 2041[14]	74	84
Fannie Mae Pool #AI5571 5.00% 2041[14]	73	83
Fannie Mae Pool #AB5377 3.50% 2042[14]	14,865	16,149
Fannie Mae Pool #AO9140 3.50% 2042[14]	5,319	5,775
Fannie Mae Pool #AL2745 4.00% 2042[14]	1,038	1,150
Fannie Mae Pool #890407 4.00% 2042[14]	372	412
Fannie Mae Pool #AU3742 3.50% 2043[14]	10,336	11,221
Fannie Mae Pool #AU8813 4.00% 2043[14]	1,850	2,068
Fannie Mae Pool #AU9348 4.00% 2043[14]	1,306	1,461
Fannie Mae Pool #AU9350 4.00% 2043[14]	1,065	1,180
Fannie Mae Pool #AL8354 3.50% 2045[14]	5,840	6,320
Fannie Mae Pool #BC4764 3.00% 2046[14]	26,150	27,640
Fannie Mae Pool #FM2795 3.00% 2046[14]	19,659	20,693
Fannie Mae Pool #FM5245 3.50% 2046[14]	59,259	63,362
The Income Fund of America — Page 35 of 52

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BC0157 3.50% 2046[14]	$25,746	$27,966
Fannie Mae Pool #AL8522 3.50% 2046[14]	12,334	13,349
Fannie Mae Pool #AS8650 3.00% 2047[14]	9,653	10,196
Fannie Mae Pool #CA0854 3.50% 2047[14]	7,577	8,169
Fannie Mae Pool #CA0770 3.50% 2047[14]	436	463
Fannie Mae Pool #MA3121 4.00% 2047[14]	3,917	4,221
Fannie Mae Pool #BM4413 4.50% 2047[14]	5,400	5,890
Fannie Mae Pool #947661 6.50% 2047[14]	156	170
Fannie Mae Pool #947554 7.00% 2047[14]	137	158
Fannie Mae Pool #920015 7.00% 2047[14]	80	93
Fannie Mae Pool #257036 7.00% 2047[14]	9	11
Fannie Mae Pool #BF0293 3.00% 2048[14]	12,204	12,978
Fannie Mae Pool #BJ3876 3.00% 2048[14]	11,018	11,529
Fannie Mae Pool #BF0318 3.50% 2048[14]	10,873	11,706
Fannie Mae Pool #FM1784 4.00% 2048[14]	10,814	11,712
Fannie Mae Pool #CA1542 4.00% 2048[14]	7,842	8,579
Fannie Mae Pool #CA2493 4.50% 2048[14]	10	11
Fannie Mae Pool #CA4756 3.00% 2049[14]	28,006	29,563
Fannie Mae Pool #CA3807 3.00% 2049[14]	2,206	2,342
Fannie Mae Pool #CA3806 3.00% 2049[14]	1,318	1,401
Fannie Mae Pool #CA4804 3.50% 2049[14]	50,099	54,094
Fannie Mae Pool #CA4112 3.50% 2049[14]	48,543	52,782
Fannie Mae Pool #CA3814 3.50% 2049[14]	42,641	46,363
Fannie Mae Pool #CA4802 3.50% 2049[14]	37,402	40,512
Fannie Mae Pool #FM2318 3.50% 2049[14]	26,305	28,182
Fannie Mae Pool #FM2092 3.50% 2049[14]	18,431	19,909
Fannie Mae Pool #FM1954 3.50% 2049[14]	6,665	7,117
Fannie Mae Pool #FM1589 3.50% 2049[14]	4,220	4,508
Fannie Mae Pool #CA3976 4.00% 2049[14]	83,128	90,262
Fannie Mae Pool #CA3184 4.00% 2049[14]	13,841	15,069
Fannie Mae Pool #CA4432 4.00% 2049[14]	9,143	9,968
Fannie Mae Pool #FM1668 4.00% 2049[14]	7,183	7,847
Fannie Mae Pool #CA8285 3.00% 2050[14]	3,606	3,846
Fannie Mae Pool #CA9302 3.00% 2051[14]	68,759	74,186
Fannie Mae Pool #CA8968 3.00% 2051[14]	44,548	47,180
Fannie Mae Pool #BQ4562 3.00% 2051[14]	14,920	15,827
Fannie Mae Pool #CA8969 3.00% 2051[14]	5,109	5,398
Fannie Mae Pool #BF0167 3.00% 2057[14]	1,057	1,128
Fannie Mae Pool #BF0145 3.50% 2057[14]	19,697	21,454
Fannie Mae Pool #BF0264 3.50% 2058[14]	16,766	18,182
Fannie Mae Pool #BF0332 3.00% 2059[14]	89,573	95,590
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[11,14]	—[8]	—[8]
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[11,14]	—[8]	—[8]
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[14]	1,298	1,484
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[14]	572	664
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[14]	139	159
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[14]	125	142
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[14]	105	126
Fannie Mae, Series 2002-W1, Class 2A, 5.265% 2042[11,14]	277	303
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[11,14]	1,623	1,644
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[14]	1,361	1,368
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[14]	495	496
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[11,14]	5,519	5,752
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[11,14]	4,761	4,990
The Income Fund of America — Page 36 of 52

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[11,14]	$6,920	$7,263
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.485% 2024[11,14]	4,580	4,802
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.466% 2026[11,14]	16,448	17,289
Freddie Mac Pool #ZK3536 3.50% 2026[14]	11	11
Freddie Mac Pool #ZK7580 3.00% 2027[14]	766	808
Freddie Mac Pool #ZS7102 3.00% 2028[14]	3,905	4,106
Freddie Mac Pool #ZK7590 3.00% 2029[14]	5,909	6,237
Freddie Mac Pool #ZK7593 3.00% 2029[14]	2,647	2,780
Freddie Mac Pool #J38004 3.00% 2032[14]	944	1,005
Freddie Mac Pool #J38387 3.00% 2033[14]	43	45
Freddie Mac Pool #G04805 4.50% 2035[14]	3,416	3,801
Freddie Mac Pool #K93766 3.00% 2036[14]	530	561
Freddie Mac Pool #K93772 3.00% 2036[14]	441	469
Freddie Mac Pool #G04553 6.50% 2038[14]	386	437
Freddie Mac Pool #G08353 4.50% 2039[14]	270	302
Freddie Mac Pool #A87892 5.00% 2039[14]	701	802
Freddie Mac Pool #A87873 5.00% 2039[14]	290	332
Freddie Mac Pool #G05937 4.50% 2040[14]	6,443	7,180
Freddie Mac Pool #A97342 4.00% 2041[14]	148	158
Freddie Mac Pool #Q02676 4.50% 2041[14]	447	489
Freddie Mac Pool #Q02849 4.50% 2041[14]	386	431
Freddie Mac Pool #Q01746 4.50% 2041[14]	157	172
Freddie Mac Pool #A96488 5.00% 2041[14]	31	35
Freddie Mac Pool #G07221 4.50% 2042[14]	1,036	1,159
Freddie Mac Pool #G07189 4.50% 2042[14]	593	661
Freddie Mac Pool #Q23190 4.00% 2043[14]	1,848	2,046
Freddie Mac Pool #Q23185 4.00% 2043[14]	1,404	1,571
Freddie Mac Pool #Z40130 3.00% 2046[14]	6,547	7,017
Freddie Mac Pool #G60559 4.00% 2046[14]	8,733	9,557
Freddie Mac Pool #V82662 4.00% 2046[14]	6,608	7,187
Freddie Mac Pool #Q44400 4.00% 2046[14]	5,249	5,725
Freddie Mac Pool #Q41909 4.50% 2046[14]	2,163	2,363
Freddie Mac Pool #Q41090 4.50% 2046[14]	942	1,036
Freddie Mac Pool #ZT2100 3.00% 2047[14]	22,189	23,430
Freddie Mac Pool #G61733 3.00% 2047[14]	8,184	8,696
Freddie Mac Pool #ZS4747 3.50% 2047[14]	19,885	21,136
Freddie Mac Pool #ZS4735 3.50% 2047[14]	177	188
Freddie Mac Pool #G61628 3.50% 2048[14]	919	993
Freddie Mac Pool #SI2002 4.00% 2048[14]	2,405	2,587
Freddie Mac Pool #SD0045 4.50% 2048[14]	24,204	26,763
Freddie Mac Pool #Q63663 3.00% 2049[14]	5,697	6,053
Freddie Mac Pool #QA5125 3.50% 2049[14]	26,588	28,783
Freddie Mac Pool #SD7508 3.50% 2049[14]	19,383	21,021
Freddie Mac Pool #SD7503 3.50% 2049[14]	4,975	5,359
Freddie Mac Pool #RA1744 4.00% 2049[14]	37,107	40,256
Freddie Mac Pool #ZN3568 4.50% 2049[14]	8	9
Freddie Mac Pool #SD7528 2.00% 2050[14]	25,954	26,162
Freddie Mac Pool #RA2596 2.50% 2050[14]	17,905	18,582
Freddie Mac Pool #QB9889 3.00% 2051[14]	11,709	12,421
Freddie Mac Pool #SD8164 3.50% 2051[14]	1,039	1,102
Freddie Mac, Series 3257, Class PA, 5.50% 2036[14]	1,293	1,484
Freddie Mac, Series 3286, Class JN, 5.50% 2037[14]	1,017	1,140
Freddie Mac, Series 3318, Class JT, 5.50% 2037[14]	589	670
Freddie Mac, Series K036, Class A1, Multi Family, 2.777% 2023[14]	3,092	3,144
The Income Fund of America — Page 37 of 52

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[11,14]	$5,913	$6,410
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[14]	11,055	11,843
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[14]	6,340	6,902
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[14]	7,695	8,418
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[14]	4,164	4,760
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[14]	9,116	9,426
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[11,14]	8,999	9,312
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[11,14]	8,101	8,382
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[14]	1,187	1,227
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[11,14]	8,389	8,704
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[11,14]	2,125	2,251
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[14]	1,790	1,893
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[14]	3,979	4,375
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[14]	10,979	11,442
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[14]	6,247	6,457
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[14]	3,146	3,291
Government National Mortgage Assn. 2.00% 2051[14,15]	53,446	54,125
Government National Mortgage Assn. 2.00% 2051[14,15]	10,729	10,841
Government National Mortgage Assn. 2.50% 2051[14,15]	7,136	7,321
Government National Mortgage Assn. 2.50% 2051[14,15]	3,306	3,398
Government National Mortgage Assn. 3.00% 2051[14,15]	15,000	15,577
Government National Mortgage Assn. Pool #783687 4.50% 2041[14]	397	432
Government National Mortgage Assn. Pool #BD3903 4.00% 2048[14]	7,047	7,612
Government National Mortgage Assn. Pool #MA5192 4.00% 2048[14]	6,464	6,903
Government National Mortgage Assn. Pool #BE3194 4.00% 2048[14]	1,786	1,942
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[14]	8,987	9,546
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[14]	1,439	1,527
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[14]	9,736	10,400
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[14]	4,109	4,396
Uniform Mortgage-Backed Security 3.00% 2036[14,15]	5,935	6,221
Uniform Mortgage-Backed Security 2.00% 2051[14,15]	84,686	84,515
Uniform Mortgage-Backed Security 3.00% 2051[14,15]	174,061	181,393
Uniform Mortgage-Backed Security 3.00% 2051[14,15]	83,676	87,298
Uniform Mortgage-Backed Security 3.50% 2051[14,15]	393	416
Uniform Mortgage-Backed Security 4.50% 2051[14,15]	843	912
Uniform Mortgage-Backed Security 4.50% 2051[14,15]	280	303
Uniform Mortgage-Backed Security 2.00% 2052[14,15]	235,633	234,690
Uniform Mortgage-Backed Security 2.50% 2052[14,15]	1,167,951	1,194,299
Uniform Mortgage-Backed Security 3.00% 2052[14,15]	316,934	329,854
		3,753,001
Commercial mortgage-backed securities 0.17%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[14]	240	267
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[14]	1,810	2,048
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[14]	2,403	2,587
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[14]	310	333
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[14]	480	529
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[11,14]	5,772	6,559
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[14]	3,772	3,855
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[14]	5,996	6,849
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[14]	3,146	3,186
The Income Fund of America — Page 38 of 52

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[11,14]	$1,844	$2,140
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 0.679% 2034[7,11,14]	9,923	9,789
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.79% 2036[7,11,14]	7,624	7,636
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 0.979% 2036[7,11,14]	11,621	11,614
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.04% 2036[7,11,14]	2,375	2,381
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 1.377% 2036[7,11,14]	9,946	9,943
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.76% 2038[7,11,14]	11,596	11,589
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.96% 2038[7,11,14]	2,042	2,041
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.19% 2038[7,11,14]	1,843	1,843
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[14]	500	529
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[14]	1,440	1,553
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[7,11,14]	668	705
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[14]	800	848
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.561% 2048[11,14]	437	462
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[11,14]	450	460
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[14]	400	425
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.171% 2038[7,11,14]	4,490	4,505
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.471% 2038[7,11,14]	4,098	4,106
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.791% 2038[7,11,14]	4,280	4,292
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.341% 2038[7,11,14]	1,877	1,886
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[14]	940	1,018
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[14]	240	271
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[14]	11,815	12,080
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[14]	7,735	8,191
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[14]	1,510	1,641
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[7,14]	1,850	1,903
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[7,14]	4,858	4,949
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[11,14]	4,810	5,223
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[7,14]	758	757
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.15% 2038[7,11,14]	5,935	5,948
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 1.50% 2038[7,11,14]	2,856	2,862
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[7,14]	15,628	15,841
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.891% 2026[7,11,14]	6,365	6,377
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[14]	4,811	5,103
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[14]	960	1,015
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[14]	580	634
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[14]	1,550	1,668
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[11,14]	446	467
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[7,14]	10,574	10,927
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[14]	5,698	6,067
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.093% 2048[11,14]	470	489
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[14]	750	754
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[14]	185	190
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12-15-2049[14]	6,015	6,600
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[14]	2,405	2,584
The Income Fund of America — Page 39 of 52

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[14]	$500	$538
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[14]	480	524
		209,581
Collateralized mortgage-backed obligations (privately originated) 0.13%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[7,11,14]	4,794	4,796
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[7,14]	728	730
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.689% 2029[7,11,14]	10,160	10,192
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[7,11,14]	2,752	2,775
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[7,11,14]	2,120	2,156
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[7,11,14]	1,303	1,306
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[7,11,14]	1,649	1,705
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[7,11,14]	1,297	1,309
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (1-month USD-SOFR + 0.75%) 0.80% 2041[7,11,14]	1,808	1,808
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 2035[14]	1,877	1,417
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 2.731% 2047[11,14]	1,312	1,186
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[7,14]	10,960	11,130
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[7,11,14]	7,431	7,519
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[14]	358	380
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[7,14]	8,446	9,282
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[7,14]	8,315	9,006
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 2043[7,11,14]	8,251	8,355
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[7,11,14]	7,998	8,099
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[7,11,14]	7,552	7,664
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[7,11,14]	7,435	7,509
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[7,11,14]	3,272	3,306
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[1,7,14]	6,785	6,782
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[7,11,14]	1,453	1,469
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.143% 2036[11,14]	1,720	1,782
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[14]	560	607
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[7,11,14]	1,065	1,090
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[7,11,14]	2,906	2,919
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[7,11,14]	1,428	1,431
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[7,11,14]	1,367	1,362
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 0.934% 2055[7,11,14]	6,060	6,106
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.782% 2022[7,11,14]	21,747	21,782
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[7,11,14]	390	395
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.154% 2036[11,14]	1,309	1,080
VM Fund I, LLC 8.625% 2028[1,4,7]	20,000	19,490
		167,925
Total mortgage-backed obligations		4,130,507
U.S. Treasury bonds & notes 1.95% U.S. Treasury 1.29%
U.S. Treasury 0.125% 2022	50,000	50,014
U.S. Treasury 2.125% 2022	28,000	28,621
U.S. Treasury 0.125% 2023	3,725	3,704
U.S. Treasury 0.25% 2023	2,879	2,868
U.S. Treasury 0.375% 2023	30,000	29,931
U.S. Treasury 1.625% 2023	21,000	21,406
U.S. Treasury 2.375% 2023	10,000	10,266
The Income Fund of America — Page 40 of 52

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2023	$66,300	$69,008
U.S. Treasury 2.75% 2023	10,000	10,361
U.S. Treasury 6.25% 2023	14,000	15,459
U.S. Treasury 0.25% 2024	35,000	34,728
U.S. Treasury 0.375% 2024	125,000	123,807
U.S. Treasury 1.75% 2024	20,000	20,574
U.S. Treasury 2.125% 2024	10,000	10,366
U.S. Treasury 0.25% 2025	32,594	31,697
U.S. Treasury 0.25% 2025	32,540	31,694
U.S. Treasury 0.375% 2025	30,500	29,949
U.S. Treasury 0.50% 2026	23,260	22,688
U.S. Treasury 0.75% 2026	37,124	36,535
U.S. Treasury 0.75% 2026	24,373	23,910
U.S. Treasury 0.875% 2026	5,558	5,483
U.S. Treasury 1.625% 2026	30,000	30,704
U.S. Treasury 1.625% 2026	20,000	20,446
U.S. Treasury 0.50% 2027	10,000	9,539
U.S. Treasury 1.125% 2028	72,969	71,458
U.S. Treasury 1.50% 2030	31,651	31,722
U.S. Treasury 1.25% 2031	50,625	49,214
U.S. Treasury 1.625% 2031	31,156	31,422
U.S. Treasury 1.375% 2040[16]	164,316	148,257
U.S. Treasury 1.75% 2041	13,690	13,183
U.S. Treasury 1.875% 2041	18,564	18,252
U.S. Treasury 2.25% 2041	25,000	26,111
U.S. Treasury 2.875% 2046	27,970	33,088
U.S. Treasury 2.875% 2049	25,000	29,961
U.S. Treasury 2.00% 2050	20,000	20,229
U.S. Treasury 1.875% 2051	139,019	136,714
U.S. Treasury 2.00% 2051[16]	179,800	182,436
U.S. Treasury 2.375% 2051[16]	167,869	184,388
		1,650,193
U.S. Treasury inflation-protected securities 0.66%
U.S. Treasury Inflation-Protected Security 0.625% 2024[17]	70,342	75,375
U.S. Treasury Inflation-Protected Security 0.125% 2026[17]	390,946	425,981
U.S. Treasury Inflation-Protected Security 0.25% 2029[17]	4,545	5,105
U.S. Treasury Inflation-Protected Security 0.125% 2031[17]	112,268	125,341
U.S. Treasury Inflation-Protected Security 0.125% 2031[17]	40,168	44,682
U.S. Treasury Inflation-Protected Security 1.00% 2049[17]	30,927	42,482
U.S. Treasury Inflation-Protected Security 0.25% 2050[17]	39,049	45,629
U.S. Treasury Inflation-Protected Security 0.125% 2051[16,17]	68,190	77,800
		842,395
Total U.S. Treasury bonds & notes		2,492,588
Asset-backed obligations 0.99%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[7,14]	2,880	2,962
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[7,14]	1,671	1,751
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[7,14]	9,400	9,999
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[7,14]	3,125	3,221
Aesop Funding LLC, Series 2020-1A, Class D, 3.34% 2026[7,14]	8,500	8,438
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[7,14]	32,806	32,501
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[7,14]	1,699	1,684
The Income Fund of America — Page 41 of 52

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[7,14]	$5,663	$5,765
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[7,14]	551	546
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[7,14]	1,453	1,518
Aesop Funding LLC, Series 2021-1A, Class D, 3.71% 2027[7,14]	5,000	4,981
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[7,14]	4,605	4,948
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.074% 2030[7,11,14]	10,085	10,086
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.072% 2030[7,11,14]	6,543	6,546
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15% 2024[7,14]	600	601
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[7,14]	5,529	5,599
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[7,14]	2,183	2,183
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 2027[7,14]	6,741	6,697
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[7,14]	1,201	1,194
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 2027[7,14]	4,290	4,257
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[14]	3,042	3,020
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[14]	3,382	3,345
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[14]	7,972	7,893
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.048% 2028[7,11,14]	14,015	14,015
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.131% 2030[7,11,14]	14,610	14,610
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[7,14]	1,360	1,359
Blackbird Capital Aircraft, Series 2021-1, Class B, 3.446% 2046[7,14]	1,428	1,431
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[7,14]	9,448	9,472
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[14]	450	464
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[14]	313	309
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[14]	307	304
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class A, 2.852% 2037[7,14]	12,759	12,759
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class C, 3.602% 2037[7,14]	7,787	7,787
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class C, 5.75% 2037[7,14]	15,000	15,000
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[7,14]	3,361	3,348
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.105% 2030[7,11,14]	20,704	20,704
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[7,14]	24,823	24,844
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[7,14]	6,123	6,093
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[7,14]	8,361	8,420
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[7,14]	913	918
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[7,14]	15,624	15,485
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[7,14]	5,678	5,652
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[7,14]	4,140	4,131
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[7,14]	10,979	10,977
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[7,14]	1,708	1,707
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[7,14]	19,326	18,981
CLI Funding LLC, Series 2021-1A, Class B, 2.38% 2046[7,14]	751	747
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,11,14]	137	138
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[7,14]	305	306
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[7,14]	647	650
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[7,14]	1,575	1,610
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[7,14]	3,805	3,867
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[7,14]	1,036	1,032
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[7,14]	883	877
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[7,14]	2,223	2,250
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.23% 2037[11,14]	398	381
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.24% 2037[11,14]	709	683
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[14]	3,786	3,790
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[14]	14,624	14,765
The Income Fund of America — Page 42 of 52

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[14]	$4,025	$4,062
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[14]	12,390	12,716
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[14]	8,053	8,055
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[14]	6,079	6,076
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[7,14]	897	905
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[7,14]	2,395	2,458
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[7,14]	2,384	2,405
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[7,14]	5,950	6,121
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[7,14]	1,232	1,227
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[7,14]	671	665
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[7,14]	1,961	1,974
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[7,14]	1,769	1,770
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[7,14]	1,847	1,841
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[7,14]	1,247	1,240
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.104% 2028[7,11,14]	21,874	21,874
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[7,14]	2,081	2,064
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[7,14]	5,176	5,215
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[7,14]	1,725	1,739
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[14]	1,872	1,885
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[7,14]	1,450	1,487
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[7,14]	7,000	7,207
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[7,14]	8,000	8,252
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[14]	5,579	5,557
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[14]	1,786	1,806
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[14]	8,065	7,985
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[7,14]	10,165	10,034
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[7,14]	10,105	10,569
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[7,14]	5,634	5,959
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[7,14]	23,146	23,755
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,14]	3,650	3,866
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[7,14]	4,781	4,843
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[7,14]	1,771	1,781
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[7,14]	134	133
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[7,14]	10,689	10,745
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[7,14]	19,645	19,802
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[7,14]	30,819	30,534
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[7,14]	26,498	26,441
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[7,14]	2,487	2,451
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 2024[14]	300	303
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[14]	696	713
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[14]	984	1,015
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[7,14]	22,756	22,663
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[7,14]	3,534	3,531
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[7,14]	1,744	1,748
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[7,14]	24,670	24,570
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[7,14]	3,369	3,365
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[7,14]	1,850	1,863
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.124% 2029[7,11,14]	12,094	12,094
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.13% 2030[7,11,14]	22,135	22,165
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.274% 2029[7,11,14]	12,028	12,028
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[7,14]	16,100	16,137
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[7,14]	3,039	3,028
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[7,14]	11,213	11,176
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[7,14]	24,278	24,100
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[7,14]	13,121	13,006
The Income Fund of America — Page 43 of 52

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[7,14]	$23,055	$22,957
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[7,14]	64,437	64,298
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 2061[7,14]	8,650	8,710
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.094% 2030[7,11,14]	7,048	7,048
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 0.928% 2029[7,11,14]	20,000	20,000
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 1.528% 2029[7,11,14]	6,417	6,417
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.032% 2029[7,11,14]	1,217	1,217
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[7,14]	3,060	3,097
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[7,14]	1,895	1,931
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.064% 2030[7,11,14]	18,501	18,501
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[14]	4,138	4,180
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[14]	4,137	4,134
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[14]	4,350	4,460
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[14]	21,000	21,789
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[14]	7,703	7,708
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[14]	7,296	7,329
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[14]	4,422	4,468
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[14]	4,974	4,950
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[14]	6,632	6,587
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[14]	4,938	4,940
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[7,14]	8,811	8,745
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[7,14]	1,622	1,618
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[7,14]	775	779
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.112% 2030[7,11,14]	22,070	22,078
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.112% 2030[7,11,14]	12,910	12,910
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.204% 2030[7,11,14]	11,925	11,925
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2028[1,7,14]	8,444	8,444
Stonepeak, Series 2021-1A, Class AA, 2.301% 2033[7,14]	8,289	8,322
Stonepeak, Series 2021-1A, Class A, 2.675% 2033[7,14]	8,141	8,184
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[7,14]	6,455	6,408
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[7,14]	5,449	5,446
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[7,14]	7,663	7,677
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[7,14]	8,091	8,184
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[7,14]	14,178	13,919
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[7,14]	25,248	25,332
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[7,14]	652	649
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[7,14]	8,014	8,008
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[7,14]	9,573	9,319
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[7,14]	226	225
Triton Container Finance LLC, Series 2021-1A, Class B, 2.58% 2046[7,14]	581	578
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[7,14]	28,233	28,283
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[7,14]	18,767	18,508
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[7,14]	3,374	3,392
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[7,14]	5,157	5,142
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[7,14]	6,654	6,625
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[7,14]	4,413	4,380
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[7,14]	6,549	6,593
		1,266,999
The Income Fund of America — Page 44 of 52

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Bonds, notes & other debt instruments (continued) Municipals 0.32% California 0.01%	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	$785	$792
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 2042	1,855	1,881
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 2046	4,430	4,551
		7,224
Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 2036	400	410
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 2043	525	546
		956
Illinois 0.28%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	28,045	32,879
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	120	132
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	40	40
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	53,770	64,797
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	11,385	14,316
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	23,140	22,176
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	110	130
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	100	118
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	800	995
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	650	811
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	550	679
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	300	372
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	220	263
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	200	246
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	350	430
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	100	119
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	350	429
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	200	245
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	100	118
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	140	164
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	390	454
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	70	70
The Income Fund of America — Page 45 of 52

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	$190	$197
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	350	284
G.O. Bonds, Series 2019-A, 4.00% 2023	12,000	12,388
G.O. Bonds, Series 2013-B, 4.91% 2027	3,230	3,575
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	7,244	7,610
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	155,890	181,913
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	595	629
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	3,775	4,672
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 2035	4,500	5,573
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	350	445
		357,269
New York 0.01%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026	4,635	4,600
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	7,675	7,656
		12,256
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	28,140	29,613
Total municipals		407,318
Bonds & notes of governments & government agencies outside the U.S. 0.07%
Abu Dhabi (Emirate of) 2.50% 2025[7]	7,800	8,157
Abu Dhabi (Emirate of) 3.125% 2030[7]	7,800	8,420
Abu Dhabi (Emirate of) 1.70% 2031[7]	1,700	1,635
Abu Dhabi (Emirate of) 3.875% 2050[7]	5,350	6,154
European Investment Bank 0.75% 2026	9,910	9,682
Morocco (Kingdom of) 3.00% 2032[7]	6,000	5,710
Morocco (Kingdom of) 4.00% 2050[7]	6,000	5,415
Paraguay (Republic of) 5.00% 2026	8,750	9,701
Peru (Republic of) 2.783% 2031	5,050	5,035
Peru (Republic of) 1.862% 2032	8,550	7,786
Peru (Republic of) 2.78% 2060	12,800	11,057
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[7]	3,060	3,290
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[7]	790	904
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[7]	2,310	2,706
United Mexican States 2.659% 2031	9,162	8,865
United Mexican States 3.771% 2061	5,180	4,786
		99,303
Federal agency bonds & notes 0.03%
Fannie Mae 6.25% 2029[16]	32,000	42,616
Total bonds, notes & other debt instruments (cost: $25,870,883,000)		26,646,958
Short-term securities 5.82% Money market investments 5.68%	Shares
Capital Group Central Cash Fund 0.06%[5,18]	72,632,349	7,263,235
The Income Fund of America — Page 46 of 52

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Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.14%	Shares	Value (000)
Capital Group Central Cash Fund 0.06%[5,18,19]	499,629	$49,963
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[18,19]	30,400,000	30,400
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[18,19]	30,400,000	30,400
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[18,19]	20,900,000	20,900
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[18,19]	17,361,383	17,361
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[18,19]	15,200,000	15,200
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[18,19]	11,400,000	11,400
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[18,19]	7,600,000	7,600
		183,224
Total short-term securities (cost: $7,446,164,000)		7,446,459
Total investment securities 101.77% (cost: $96,362,678,000)		130,233,931
Other assets less liabilities (1.77)%		(2,262,914)
Net assets 100.00%		$127,971,017
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[20] (000)	Value at 10/31/2021[21] (000)	Unrealized (depreciation) appreciation at 10/31/2021 (000)
90 Day Euro Dollar Futures	Long	26,260	December 2022	$6,565,000	$6,507,885	$(14,504)
2 Year U.S. Treasury Note Futures	Long	160	December 2021	32,000	35,080	(145)
5 Year U.S. Treasury Note Futures	Short	3,290	December 2021	(329,000)	(400,558)	875
10 Year U.S. Treasury Note Futures	Short	2,594	December 2021	(259,400)	(339,044)	2,572
10 Year Ultra U.S. Treasury Note Futures	Short	10,709	December 2021	(1,070,900)	(1,553,140)	19,100
20 Year U.S. Treasury Bond Futures	Short	158	December 2021	(15,800)	(25,413)	244
30 Year Ultra U.S. Treasury Bond Futures	Long	5,529	December 2021	552,900	1,085,930	2,084
						$10,226
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 10/31/2021 (000)	Upfront premium received (000)	Unrealized appreciation at 10/31/2021 (000)
CDX.NA.HY.37	5.00%/Quarterly	12/20/2026	$52,369	$(4,648)	$(4,855)	$207
The Income Fund of America — Page 47 of 52

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Investments in affiliates5

	Value of affiliates at 8/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2021 (000)	Dividend or interest income (000)
Common stocks 4.40%
Health care 0.05%
Rotech Healthcare, Inc.[1,3,4,6]	$56,490	$—	$—	$—	$2,173	$58,663	$—
Real estate 0.98%
Gaming and Leisure Properties, Inc. REIT	781,682	—	—	—	18,990	800,672	11,063
MGM Growth Properties LLC REIT, Class A	435,089	—	—	—	18,187	453,276	5,985
						1,253,948
Industrials 0.26%
ManpowerGroup, Inc.	322,873	—	—	—	(59,711)	263,162	—
New AMI I, LLC[1,3,4]	71,111	—	—	—	2,206	73,317	—
						336,479
Utilities 1.57%
DTE Energy Company	1,092,278	36,868	—	—	(38,249)	1,090,897	7,775
Brookfield Infrastructure Partners LP	846,912	—	—	—	74,638	921,550	7,983
						2,012,447
Consumer discretionary 1.04%
Darden Restaurants, Inc.	964,957	156,485	—	—	(10,973)	1,110,469	8,017
Domino’s Pizza Group PLC[1]	178,546	—	—	—	(15,859)	162,687	1,276
Puuilo OYJ[1,3]	52,058	—	—	—	(43)	52,015	—
Sonans Gruppen AS1,3	15,394	—	—	—	(4,444)	10,950	—
						1,336,121
Communication services 0.50%
Koninklijke KPN NV1	696,203	—	—	—	(62,096)	634,107	—
Total common stocks						5,631,765
Convertible stocks 0.04%
Utilities 0.04%
DTE Energy Company, convertible preferred units, 6.25% 2022	46,304	—	—	—	(741)	45,563	705
Bonds, notes & other debt instruments 0.01%
Health care 0.01%
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[1,4,9,10,11]	17,289	574	—	—	—	17,863	600
						17,863
Short-term securities 5.72%
Money market investments 5.68%
Capital Group Central Cash Fund 0.06%[18]	7,270,565	2,993,466	3,000,002	(80)	(714)	7,263,235	1,079
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 0.06%[18,19]	2,151	47,812[22]				49,963	—[23]
Total short-term securities						7,313,198
Total 10.17%				$(80)	$(76,636)	$13,008,389	$44,483
The Income Fund of America — Page 48 of 52

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $19,121,541,000, which represented 14.94% of the net assets of the fund. This amount includes $18,881,820,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	All or a portion of this security was on loan. The total value of all such securities was $179,770,000, which represented .14% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Value determined using significant unobservable inputs.
[5]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,864,876,000, which represented 7.71% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $297,437,000, which represented .23% of the net assets of the fund.
[11]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[12]	Step bond; coupon rate may change at a later date.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[15]	Purchased on a TBA basis.
[16]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $35,416,000, which represented .03% of the net assets of the fund.
[17]	Index-linked bond whose principal amount moves with a government price index.
[18]	Rate represents the seven-day yield at 10/31/2021.
[19]	Security purchased with cash collateral from securities on loan.
[20]	Notional amount is calculated based on the number of contracts and notional contract size.
[21]	Value is calculated based on the notional amount and current market price.
[22]	Represents net activity.
[23]	Dividend income is included with securities lending income and is not shown in this table.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	11/26/2014	$19,660	$58,663.05%
Ascent Resources - Utica LLC, Class A	4/25/2016-11/15/2016	56,848	14,328.01
Total private placement securities		$ 76,508	$ 72,991.06%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Income Fund of America — Page 49 of 52

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $6,916,725,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of credit default swaps while held was $143,390,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The Income Fund of America — Page 50 of 52

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The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$15,418,821	$3,419,734	$5,933	$18,844,488
Consumer staples	11,172,412	1,126,822	—	12,299,234
Information technology	7,606,095	2,770,278	—	10,376,373
Health care	6,319,728	2,984,934	58,663	9,363,325
Real estate	8,730,667	200,818	—	8,931,485
Industrials	5,413,932	1,844,738	73,317	7,331,987
Utilities	5,044,392	1,736,686	—	6,781,078
Consumer discretionary	5,083,986	848,851	9,576	5,942,413
Energy	5,467,608	343,490	14,826	5,825,924
Communication services	2,402,490	1,793,515	—	4,196,005
Materials	2,536,053	1,599,758	—	4,135,811
Preferred securities	195,987	242,151	2,293	440,431
Rights & warrants	—	2,282	—*	2,282*
Convertible stocks	1,669,121	—	—	1,669,121
Convertible bonds & notes	—	—	557	557
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	18,174,501	33,126	18,207,627
Mortgage-backed obligations	—	4,111,017	19,490	4,130,507
U.S. Treasury bonds & notes	—	2,492,588	—	2,492,588
Asset-backed obligations	—	1,266,999	—	1,266,999
Municipals	—	407,318	—	407,318
Bonds & notes of governments & government agencies outside the U.S.	—	99,303	—	99,303
Federal agency bonds & notes	—	42,616	—	42,616
Short-term securities	7,446,459	—	—	7,446,459
Total	$84,507,751	$45,508,399	$217,781	$130,233,931
The Income Fund of America — Page 51 of 52

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$24,875	$—	$—	$24,875
Unrealized appreciation on credit default swaps	—	207	—	207
Liabilities:
Unrealized depreciation on futures contracts	(14,649)	—	—	(14,649)
Total	$10,226	$207	$—	$10,433
*	Amount less than one thousand.
†	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations and symbol
ADR = American Depositary Receipts
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-006-1221O-S85331	The Income Fund of America — Page 52 of 52